UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Multifactor Technology ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Technology ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$32,128,613
(Cost $27,569,559)
Consumer discretionary 0.4%		118,745
Household durables 0.4%
Garmin, Ltd.	2,459	118,745
Health care 1.5%		491,693
Health care providers and services 0.1%
Premier, Inc., Class A (I)	710	22,621
Health care technology 1.4%
athenahealth, Inc. (I)	638	80,382
Cerner Corp. (I)	6,403	343,905
Veeva Systems, Inc., Class A (I)	1,058	44,785
Industrials 0.1%		46,423
Commercial services and supplies 0.1%
Pitney Bowes, Inc.	2,916	46,423
Information technology 97.9%		31,471,752
Communications equipment 9.7%
Acacia Communications, Inc. (I)	8	465
Arista Networks, Inc. (I)	738	69,372
ARRIS International PLC (I)	4,808	137,413
Brocade Communications Systems, Inc.	8,261	103,015
Cisco Systems, Inc.	45,450	1,396,224
CommScope Holding Company, Inc. (I)	3,245	122,726
EchoStar Corp., Class A (I)	961	48,944
F5 Networks, Inc. (I)	1,433	192,065
Harris Corp.	3,251	333,910
Juniper Networks, Inc.	8,955	239,815
Motorola Solutions, Inc.	2,635	212,671
Palo Alto Networks, Inc. (I)	934	137,821
Ubiquiti Networks, Inc. (I)	592	36,941
ViaSat, Inc. (I)	1,294	83,994
Electronic equipment, instruments and components 2.9%
CDW Corp.	3,550	182,861
Corning, Inc.	22,403	593,455
Dolby Laboratories, Inc., Class A	1,125	53,899
Fitbit, Inc., Class A (I)	2,489	14,959
SYNNEX Corp.	859	103,235
Internet software and services 15.2%
Akamai Technologies, Inc. (I)	3,448	236,498
Alphabet, Inc., Class A (I)	1,903	1,560,822
Alphabet, Inc., Class C (I)	383	305,171
eBay, Inc. (I)	12,289	391,159
Facebook, Inc., Class A (I)	10,570	1,377,482
GoDaddy, Inc., Class A (I)	395	14,113
GrubHub, Inc. (I)	1,787	74,250
InterActiveCorp (I)	1,872	128,812
j2 Global, Inc.	1,208	101,242
Match Group, Inc. (I)	1,028	17,856
MercadoLibre, Inc.	574	106,414
Twilio, Inc., Class A (I)	16	461

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Technology ETF

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Twitter, Inc. (I)	1,745	$30,747
VeriSign, Inc. (I)	1,733	139,004
Yahoo!, Inc. (I)	8,928	393,457
IT services 8.2%
Amdocs, Ltd.	3,301	193,802
Cognizant Technology Solutions Corp., Class A (I)	6,315	332,106
Computer Sciences Corp.	4,607	286,555
CSRA, Inc.	2,851	88,438
DST Systems, Inc.	778	89,587
EPAM Systems, Inc. (I)	567	36,492
Gartner, Inc. (I)	1,506	149,636
IBM Corp.	5,921	1,033,333
Leidos Holdings, Inc.	4,345	209,950
Sabre Corp.	3,409	83,521
Square, Inc., Class A (I)	1,846	26,989
Syntel, Inc.	291	6,128
Teradata Corp. (I)	3,342	98,121
Semiconductors and semiconductor equipment 25.4%
Advanced Micro Devices, Inc. (I)	9,257	95,995
Analog Devices, Inc.	6,321	473,696
Applied Materials, Inc.	13,732	470,321
Broadcom, Ltd.	2,352	469,224
Cavium, Inc. (I)	688	45,552
Cypress Semiconductor Corp.	5,792	68,346
Intel Corp.	45,779	1,685,583
Lam Research Corp.	3,763	432,218
Linear Technology Corp.	4,624	291,913
Marvell Technology Group, Ltd.	9,117	135,570
Maxim Integrated Products, Inc.	5,571	247,798
Microchip Technology, Inc.	4,224	284,486
Micron Technology, Inc. (I)	14,905	359,360
Microsemi Corp. (I)	2,554	135,745
NVIDIA Corp.	4,733	516,749
ON Semiconductor Corp. (I)	11,658	155,285
Qorvo, Inc. (I)	2,714	174,266
QUALCOMM, Inc.	14,380	768,323
Skyworks Solutions, Inc.	3,569	327,420
Teradyne, Inc.	5,157	146,356
Texas Instruments, Inc.	7,406	559,449
Xilinx, Inc.	5,441	316,666
Software 25.1%
Activision Blizzard, Inc.	6,482	260,641
Adobe Systems, Inc. (I)	2,392	271,205
ANSYS, Inc. (I)	1,593	148,563
Aspen Technology, Inc. (I)	1,399	74,301
Atlassian Corp. PLC, Class A (I)	841	23,237
Autodesk, Inc. (I)	2,778	225,963
Blackbaud, Inc.	989	64,888
CA, Inc.	8,967	280,398
Cadence Design Systems, Inc. (I)	6,442	167,685
CDK Global, Inc.	3,160	197,658

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Technology ETF

			Shares	Value
Information technology (continued)
Software (continued)
	Citrix Systems, Inc. (I)		3,308	$301,657
	Electronic Arts, Inc. (I)		5,579	465,456
	Ellie Mae, Inc. (I)		426	35,247
	Fair Isaac Corp.		615	75,830
	Fortinet, Inc. (I)		1,489	49,524
	Guidewire Software, Inc. (I)		991	51,859
	Intuit, Inc.		2,502	296,687
	Manhattan Associates, Inc. (I)		1,171	60,025
	Microsoft Corp.		31,440	2,032,596
	Nuance Communications, Inc. (I)		4,742	75,208
	Oracle Corp.		25,207	1,011,052
	Proofpoint, Inc. (I)		547	43,848
	PTC, Inc. (I)		2,235	117,494
	Red Hat, Inc. (I)		2,840	215,499
	salesforce.com, Inc. (I)		2,295	181,535
	ServiceNow, Inc. (I)		1,832	166,016
	Splunk, Inc. (I)		1,510	87,369
	SS&C Technologies Holdings, Inc.		3,457	111,073
	Symantec Corp.		12,179	335,531
	Synopsys, Inc. (I)		3,199	201,185
	Tableau Software, Inc., Class A (I)		229	10,955
	Take-Two Interactive Software, Inc. (I)		1,920	103,008
	The Ultimate Software Group, Inc. (I)		424	82,112
	Tyler Technologies, Inc. (I)		450	65,709
	VMware, Inc., Class A (I)		762	66,705
	Workday, Inc., Class A (I)		1,345	111,756
Technology hardware, storage and peripherals 11.4%
	Apple, Inc.		13,767	1,670,625
	Hewlett Packard Enterprise Company		16,933	384,040
	HP, Inc.		28,971	436,014
	NCR Corp. (I)		3,043	130,910
	NetApp, Inc.		6,331	242,604
	Seagate Technology PLC		6,560	296,184
	Western Digital Corp.		6,342	505,648
	Yield (%)		Shares	Value
Short-term investments 0.1%				$21,413
(Cost $21,413)
Money market funds 0.1%				21,413
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	21,413	21,413
Total investments (Cost $27,590,972)† 100.0%				$32,150,026
Other assets and liabilities, net 0.0%				($13,970)
Total net assets 100.0%				$32,136,056

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $27,595,149. Net unrealized appreciation aggregated to $4,554,877, of which $4,796,953 related to appreciated investment securities and $242,076 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	800Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Technology ETF.		3/17

John Hancock

Multifactor Financials ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Financials ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$35,475,074
(Cost $30,310,336)
Consumer discretionary 0.6%		220,168
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc., Series A (I)	821	36,132
Liberty Ventures, Series A (I)	1,239	54,082
Media 0.4%
Liberty Broadband Corp., Series A (I)	320	26,778
Liberty Broadband Corp., Series C (I)	1,209	103,176
Consumer staples 0.0%		11,259
Household products 0.0%
HRG Group, Inc. (I)	669	11,259
Financials 92.2%		32,708,765
Banks 35.5%
Bank of America Corp.	64,751	1,465,963
Bank of the Ozarks, Inc.	1,625	89,164
BankUnited, Inc.	1,446	55,237
BB&T Corp.	7,855	362,822
BOK Financial Corp.	503	41,367
CIT Group, Inc.	4,289	176,664
Citigroup, Inc.	18,226	1,017,558
Citizens Financial Group, Inc.	10,876	393,385
Comerica, Inc.	3,598	242,973
Commerce Bancshares, Inc.	2,208	124,818
Cullen/Frost Bankers, Inc.	1,145	102,363
East West Bancorp, Inc.	2,784	143,209
Fifth Third Bancorp	21,162	552,328
First Citizens BancShares, Inc., Class A	53	19,437
First Horizon National Corp.	3,702	74,040
First Republic Bank	2,551	240,636
Home BancShares, Inc.	667	17,969
Huntington Bancshares, Inc.	22,507	304,520
Investors Bancorp, Inc.	4,927	70,702
JPMorgan Chase & Co.	18,135	1,534,765
KeyCorp	21,645	388,961
M&T Bank Corp.	2,529	411,140
PacWest Bancorp	1,782	98,723
People's United Financial, Inc.	6,545	122,719
Popular, Inc.	692	30,746
Prosperity Bancshares, Inc.	1,486	107,928
Regions Financial Corp.	30,045	432,948
Signature Bank (I)	913	143,816
SunTrust Banks, Inc.	10,685	607,122
SVB Financial Group (I)	971	167,235
Synovus Financial Corp.	2,033	84,735
The PNC Financial Services Group, Inc.	5,302	638,679
U.S. Bancorp	11,359	598,051
Umpqua Holdings Corp.	3,595	65,824
Webster Financial Corp.	1,806	94,851
Wells Fargo & Company	23,001	1,295,646
Western Alliance Bancorp (I)	2,235	110,364

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Financials ETF

	Shares	Value
Financials (continued)
Banks (continued)
Zions Bancorporation	4,044	$170,616
Capital markets 18.9%
Affiliated Managers Group, Inc. (I)	944	143,828
Ameriprise Financial, Inc.	3,502	393,170
BlackRock, Inc.	613	229,250
CBOE Holdings, Inc.	1,512	120,385
CME Group, Inc.	2,363	286,112
E*TRADE Financial Corp. (I)	4,993	186,988
Eaton Vance Corp.	2,632	110,360
FactSet Research Systems, Inc.	926	160,244
Federated Investors, Inc., Class B	2,259	58,757
Franklin Resources, Inc.	5,242	208,317
Intercontinental Exchange, Inc.	4,274	249,431
Invesco, Ltd.	7,047	203,799
Legg Mason, Inc.	1,955	61,954
MarketAxess Holdings, Inc.	726	135,944
Moody's Corp.	2,685	278,354
Morgan Stanley	8,209	348,800
Morningstar, Inc.	448	34,115
MSCI, Inc.	1,990	164,673
Nasdaq, Inc.	2,051	144,678
Northern Trust Corp.	4,209	349,179
Raymond James Financial, Inc.	2,505	187,700
S&P Global, Inc.	2,657	319,318
SEI Investments Company	3,003	145,676
State Street Corp.	3,489	265,862
T. Rowe Price Group, Inc.	4,600	310,224
TD Ameritrade Holding Corp.	4,937	227,843
The Bank of New York Mellon Corp.	10,645	476,151
The Charles Schwab Corp.	9,744	401,843
The Goldman Sachs Group, Inc.	2,251	516,199
Consumer finance 7.6%
Ally Financial, Inc.	14,731	311,119
American Express Company	5,400	412,452
Capital One Financial Corp.	7,804	681,992
Credit Acceptance Corp. (I)	140	28,739
Discover Financial Services	9,643	668,067
Navient Corp.	7,296	109,732
OneMain Holdings, Inc. (I)	853	19,090
Santander Consumer USA Holdings, Inc. (I)	2,113	27,934
Synchrony Financial	11,830	423,751
Diversified financial services 4.4%
Berkshire Hathaway, Inc., Class B (I)	7,937	1,302,779
Leucadia National Corp.	4,410	105,179
Voya Financial, Inc.	3,857	155,129
Insurance 25.4%
Aflac, Inc.	4,250	297,458
Alleghany Corp. (I)	301	184,083
Allied World Assurance Company Holdings AG	2,118	112,529
American Financial Group, Inc.	1,574	135,632

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Financials ETF

	Shares	Value
Financials (continued)
Insurance (continued)
American International Group, Inc.	6,840	$439,538
AmTrust Financial Services, Inc.	1,990	52,516
Aon PLC	2,525	284,568
Arch Capital Group, Ltd. (I)	1,801	159,118
Arthur J. Gallagher & Company	3,031	163,159
Assurant, Inc.	1,389	134,914
Assured Guaranty, Ltd.	4,532	176,340
Axis Capital Holdings, Ltd.	2,012	128,788
Brown & Brown, Inc.	2,602	109,622
Chubb, Ltd.	2,085	274,150
Cincinnati Financial Corp.	2,599	183,437
CNA Financial Corp.	623	25,948
Endurance Specialty Holdings, Ltd.	1,049	97,232
Enstar Group, Ltd. (I)	55	10,651
Erie Indemnity Company, Class A, Class A	552	61,885
Everest Re Group, Ltd.	864	190,020
First American Financial Corp.	2,198	82,601
FNF Group	4,055	143,385
Lincoln National Corp.	5,085	343,288
Loews Corp.	5,574	259,637
Markel Corp. (I)	190	175,750
Marsh & McLennan Companies, Inc.	4,901	333,366
Mercury General Corp.	456	28,842
MetLife, Inc.	5,875	319,659
Old Republic International Corp.	4,817	100,194
Principal Financial Group, Inc.	6,548	373,825
Prudential Financial, Inc.	5,329	560,131
Reinsurance Group of America, Inc.	1,354	169,886
RenaissanceRe Holdings, Ltd.	822	112,055
The Allstate Corp.	3,728	280,383
The Hanover Insurance Group, Inc.	881	73,951
The Hartford Financial Services Group, Inc.	8,717	424,605
The Progressive Corp.	10,098	378,069
The Travelers Companies, Inc.	3,986	469,471
Torchmark Corp.	2,142	157,523
Unum Group	4,906	222,880
Validus Holdings, Ltd.	1,959	111,663
W.R. Berkley Corp.	2,191	147,257
White Mountains Insurance Group, Ltd.	85	77,330
Willis Towers Watson PLC	1,886	235,995
XL Group, Ltd.	5,338	200,549
Thrifts and mortgage finance 0.4%
New York Community Bancorp, Inc.	8,260	125,469
TFS Financial Corp.	816	14,272
Industrials 0.8%		277,484
Professional services 0.8%
Equifax, Inc.	2,366	277,484
Information technology 5.3%		1,885,868
Internet software and services 0.1%
Zillow Group, Inc., Class A (I)	441	15,867

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Financials ETF

			Shares	Value
Information technology (continued)
Internet software and services (continued)
	Zillow Group, Inc., Class C (I)		368	$13,020
IT services 5.2%
	Black Knight Financial Services, Inc., Class A (I)		496	18,079
	Mastercard, Inc., Class A		6,211	660,416
	The Western Union Company		10,520	205,982
	Visa, Inc., Class A		11,758	972,504
Real estate 1.1%				371,530
Real estate management and development 1.1%
	CBRE Group, Inc., Class A (I)		5,635	171,079
	Jones Lang LaSalle, Inc.		856	88,194
	Realogy Holdings Corp.		2,625	68,014
	The Howard Hughes Corp. (I)		415	44,243
	Yield (%)		Shares	Value
Short-term investments 0.0%				$17,602
(Cost $17,602)
Money market funds 0.0%				17,602
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	17,602	17,602
Total investments (Cost $30,327,938)† 100.0%				$35,492,676
Other assets and liabilities, net 0.0%				$241
Total net assets 100.0%				$35,492,917

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $30,329,777. Net unrealized appreciation aggregated to $5,162,899, of which $5,321,182 related to appreciated investment securities and $158,283 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	810Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Financials ETF.		3/17

John Hancock

Multifactor Healthcare ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Healthcare ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$26,644,725
(Cost $25,603,426)
Health care 100.0%		26,644,725
Biotechnology 18.4%
AbbVie, Inc.	10,082	616,111
ACADIA Pharmaceuticals, Inc. (I)	1,053	36,423
Alexion Pharmaceuticals, Inc. (I)	1,570	205,168
Alkermes PLC (I)	1,861	100,699
Alnylam Pharmaceuticals, Inc. (I)	845	33,792
Amgen, Inc.	5,933	929,582
AquaBounty Technologies, Inc. (I)	6	83
Biogen, Inc. (I)	1,650	457,446
BioMarin Pharmaceutical, Inc. (I)	1,685	147,657
Celgene Corp. (I)	4,851	563,444
Dyax Corp. (I)	702	1,720
Gilead Sciences, Inc.	8,473	613,869
Incyte Corp. (I)	2,671	323,752
Intercept Pharmaceuticals, Inc. (I)	173	18,987
Intrexon Corp. (I)	420	8,887
Ionis Pharmaceuticals, Inc. (I)	1,246	55,447
Juno Therapeutics, Inc. (I)	571	12,185
Neurocrine Biosciences, Inc. (I)	897	38,490
OPKO Health, Inc. (I)	6,289	54,651
Regeneron Pharmaceuticals, Inc. (I)	713	256,174
Seattle Genetics, Inc. (I)	1,218	73,372
TESARO, Inc. (I)	383	62,368
United Therapeutics Corp. (I)	833	136,304
Vertex Pharmaceuticals, Inc. (I)	1,662	142,716
Health care equipment and supplies 21.1%
Abbott Laboratories	14,019	585,574
ABIOMED, Inc. (I)	496	52,760
Align Technology, Inc. (I)	1,084	99,392
Baxter International, Inc.	5,619	269,206
Becton, Dickinson and Company	2,154	381,883
Boston Scientific Corp. (I)	9,566	230,158
C.R. Bard, Inc.	1,473	349,587
DENTSPLY SIRONA, Inc.	4,416	250,387
DexCom, Inc. (I)	857	67,832
Edwards Lifesciences Corp. (I)	3,537	340,401
Hill-Rom Holdings, Inc.	1,197	70,467
Hologic, Inc. (I)	6,376	258,419
IDEXX Laboratories, Inc. (I)	1,526	186,676
Integra LifeSciences Holdings Corp. (I)	935	39,018
Intuitive Surgical, Inc. (I)	299	207,114
Medtronic PLC	8,728	663,498
NuVasive, Inc. (I)	789	55,838
ResMed, Inc.	2,782	187,896
STERIS PLC	1,608	113,895
Stryker Corp.	2,626	324,390
Teleflex, Inc.	798	133,849
The Cooper Companies, Inc.	807	148,980
Varex Imaging Corp. (I)	855	24,587

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Healthcare ETF

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Varian Medical Systems, Inc. (I)	2,138	$166,016
West Pharmaceutical Services, Inc.	1,268	107,311
Zimmer Biomet Holdings, Inc.	2,647	313,220
Health care providers and services 30.5%
Acadia Healthcare Company, Inc. (I)	1,361	52,222
Aetna, Inc.	4,601	545,725
AmerisourceBergen Corp.	3,105	271,004
Anthem, Inc.	3,059	471,514
Brookdale Senior Living, Inc. (I)	2,918	43,682
Cardinal Health, Inc.	7,865	589,560
Centene Corp. (I)	3,470	219,547
Cigna Corp.	3,091	451,966
DaVita, Inc. (I)	5,153	328,504
Envision Healthcare Corp. (I)	2,923	198,764
Express Scripts Holding Company (I)	9,756	671,993
HCA Holdings, Inc. (I)	2,603	208,969
HealthSouth Corp.	1,951	75,738
Henry Schein, Inc. (I)	1,614	258,014
Humana, Inc.	1,700	337,450
Laboratory Corp. of America Holdings (I)	2,713	364,112
McKesson Corp.	2,590	360,399
MEDNAX, Inc. (I)	2,097	143,330
Molina Healthcare, Inc. (I)	995	56,436
Patterson Companies, Inc.	2,124	88,380
Quest Diagnostics, Inc.	4,487	412,445
UnitedHealth Group, Inc.	8,419	1,364,720
Universal Health Services, Inc., Class B	2,675	301,285
VCA, Inc. (I)	1,810	163,986
WellCare Health Plans, Inc. (I)	1,004	146,122
Life sciences tools and services 4.9%
Bio-Rad Laboratories, Inc., Class A (I)	417	79,263
Bio-Techne Corp.	645	65,629
Bruker Corp.	2,133	50,616
Charles River Laboratories International, Inc. (I)	1,038	83,870
Illumina, Inc. (I)	1,186	189,879
PAREXEL International Corp. (I)	1,163	82,445
Quintiles IMS Holdings, Inc. (I)	1,205	94,580
Thermo Fisher Scientific, Inc.	2,529	385,394
VWR Corp. (I)	2,092	54,204
Waters Corp. (I)	1,518	215,025
Pharmaceuticals 25.1%
Akorn, Inc. (I)	1,106	21,125
Allergan PLC (I)	2,427	531,246
Bristol-Myers Squibb Company	7,893	388,020
Catalent, Inc. (I)	2,134	57,106
Eli Lilly & Company	5,708	439,687
Endo International PLC (I)	3,221	39,425
Horizon Pharma PLC (I)	1,476	24,162
Jazz Pharmaceuticals PLC (I)	1,391	169,591
Johnson & Johnson	13,572	1,537,029
Mallinckrodt PLC (I)	2,072	100,969

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Healthcare ETF

			Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.			19,317	$1,197,461
Mylan NV (I)			10,823	411,815
Perrigo Company PLC			1,399	106,534
Pfizer, Inc.			41,358	1,312,289
Zoetis, Inc.			6,622	363,813
	Yield (%)		Shares	Value
Short-term investments 0.0%				$6,203
(Cost $6,203)
Money market funds 0.0%				6,203
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	6,203	6,203
Total investments (Cost $25,609,629)† 100.0%				$26,650,928
Other assets and liabilities, net 0.0%				($3,226)
Total net assets 100.0%				$26,647,702

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $25,610,229. Net unrealized appreciation aggregated to $1,040,699, of which $2,246,039 related to appreciated investment securities and $1,205,340 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Biotechnology	$4,889,327	$4,887,607	—	$1,720
Health care equipment and supplies	5,628,354	5,628,354	—	—
Health care providers and services	8,125,867	8,125,867	—	—
Life sciences tools and services	1,300,905	1,300,905	—	—
Pharmaceuticals	6,700,272	6,700,272	—	—
Short-term investments	6,203	6,203	—	—
Total investments in securities	$26,650,928	$26,649,208	—	$1,720

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	820Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Healthcare ETF.		3/17

John Hancock

Multifactor Consumer Discretionary ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Consumer Discretionary ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$26,721,736
(Cost $25,233,913)
Consumer discretionary 99.8%		26,679,750
Auto components 4.5%
Autoliv, Inc.	1,455	168,285
BorgWarner, Inc.	3,610	147,396
Delphi Automotive PLC	5,380	376,923
Gentex Corp.	4,350	90,872
Lear Corp.	1,658	235,585
The Goodyear Tire & Rubber Company	5,993	194,113
Automobiles 4.2%
Ford Motor Company	29,611	365,992
General Motors Company	9,139	334,579
Harley-Davidson, Inc.	3,746	213,672
Tesla Motors, Inc. (I)	593	149,394
Thor Industries, Inc.	669	69,242
Distributors 1.7%
Genuine Parts Company	2,487	240,766
LKQ Corp. (I)	4,151	132,458
Pool Corp.	744	78,537
Diversified consumer services 1.3%
Bright Horizons Family Solutions, Inc. (I)	544	38,548
H&R Block, Inc.	3,651	78,350
Service Corp. International	4,218	122,870
ServiceMaster Global Holdings, Inc. (I)	2,645	97,812
Hotels, restaurants and leisure 15.3%
Aramark	4,203	142,230
Carnival Corp.	3,740	207,121
Chipotle Mexican Grill, Inc. (I)	430	181,219
Cracker Barrel Old Country Store, Inc.	419	66,227
Darden Restaurants, Inc.	1,949	142,823
Domino's Pizza, Inc.	650	113,451
Dunkin' Brands Group, Inc.	1,687	87,505
Hilton Grand Vacations, Inc. (I)	773	22,672
Hilton Worldwide Holdings, Inc.	2,578	148,441
Hyatt Hotels Corp., Class A (I)	290	15,866
International Game Technology PLC	1,761	46,508
Jack in the Box, Inc.	354	38,204
Las Vegas Sands Corp.	3,399	178,719
Marriott International, Inc., Class A	2,384	201,686
McDonald's Corp.	4,995	612,237
MGM Resorts International (I)	7,819	225,187
Norwegian Cruise Line Holdings, Ltd. (I)	2,062	96,914
Panera Bread Company, Class A (I)	471	98,467
Royal Caribbean Cruises, Ltd.	2,651	248,213
Six Flags Entertainment Corp.	1,316	78,407
Starbucks Corp.	8,378	462,633
Texas Roadhouse, Inc.	609	28,404
Vail Resorts, Inc.	629	107,899
Wyndham Worldwide Corp.	2,261	178,755
Wynn Resorts, Ltd.	978	99,199
Yum China Holdings, Inc. (I)	2,623	72,080

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Consumer Discretionary ETF

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	2,644	$173,261
Household durables 6.0%
D.R. Horton, Inc.	5,710	170,786
Harman International Industries, Inc.	975	108,381
Leggett & Platt, Inc.	2,345	111,903
Lennar Corp., B Shares	127	4,567
Lennar Corp., Class A	2,747	122,654
Mohawk Industries, Inc. (I)	945	203,969
Newell Brands, Inc.	4,403	208,394
NVR, Inc. (I)	72	133,776
PulteGroup, Inc.	5,040	108,410
Tempur Sealy International, Inc. (I)	996	42,828
Toll Brothers, Inc. (I)	2,471	77,491
Tupperware Brands Corp.	676	40,803
Whirlpool Corp.	1,501	262,510
Internet and direct marketing retail 10.1%
Amazon.com, Inc. (I)	1,992	1,640,372
Expedia, Inc.	1,657	201,475
Liberty Interactive Corp., QVC Group, Series A (I)	7,126	136,677
Netflix, Inc. (I)	1,690	237,800
The Priceline Group, Inc. (I)	253	398,508
TripAdvisor, Inc. (I)	1,563	82,683
Wayfair, Inc., Class A (I)	315	13,091
Leisure products 1.7%
Brunswick Corp.	1,293	77,399
Hasbro, Inc.	2,062	170,136
Mattel, Inc.	4,923	129,032
Polaris Industries, Inc.	968	81,380
Media 23.6%
AMC Networks, Inc., Class A (I)	780	44,733
CBS Corp., Class B	6,583	424,538
Charter Communications, Inc., Class A (I)	1,243	402,670
Cinemark Holdings, Inc.	2,113	89,803
Comcast Corp., Class A	17,082	1,288,324
Discovery Communications, Inc., Series A (I)	3,613	102,429
Discovery Communications, Inc., Series C (I)	2,873	79,611
DISH Network Corp., Class A (I)	2,513	148,694
John Wiley & Sons, Inc., Class A	558	30,746
Liberty Global PLC, Series A (I)	3,002	109,513
Liberty Global PLC, Series C (I)	4,786	168,132
Liberty Media Corp-Liberty SiriusXM, Class A (I)	2,807	101,726
Lions Gate Entertainment Corp., Class A	558	16,054
Lions Gate Entertainment Corp., Class B (I)	555	14,868
Live Nation Entertainment, Inc. (I)	1,980	56,668
News Corp., Class A	6,097	74,932
News Corp., Class B	1,791	22,656
Omnicom Group, Inc.	4,979	426,451
Regal Entertainment Group, Class A	1,064	24,110
Scripps Networks Interactive, Inc., Class A	1,754	133,585
Sirius XM Holdings, Inc.	28,032	132,311

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Consumer Discretionary ETF

	Shares	Value
Consumer discretionary (continued)
Media (continued)
TEGNA, Inc.	4,909	$112,465
The Interpublic Group of Companies, Inc.	7,163	168,545
The Madison Square Garden Company, Class A (I)	350	61,485
The Walt Disney Company	8,656	957,786
Time Warner, Inc.	4,380	424,203
Tribune Media Company, Class A	1,001	28,869
Twenty-First Century Fox, Inc., Class A	8,921	279,941
Twenty-First Century Fox, Inc., Class B	3,263	101,186
Viacom, Inc., Class A	79	3,575
Viacom, Inc., Class B	6,565	276,649
Multiline retail 6.1%
Dollar General Corp.	4,988	368,214
Dollar Tree, Inc. (I)	3,964	305,981
Kohl's Corp.	4,614	183,776
Macy's, Inc.	7,681	226,897
Nordstrom, Inc.	2,907	128,548
Target Corp.	6,463	416,734
Specialty retail 19.9%
Advance Auto Parts, Inc.	1,250	205,300
American Eagle Outfitters, Inc.	3,286	49,651
AutoNation, Inc. (I)	1,493	79,308
AutoZone, Inc. (I)	354	256,643
Bed Bath & Beyond, Inc.	3,572	144,130
Best Buy Company, Inc.	6,135	273,130
Burlington Stores, Inc. (I)	1,103	92,321
Cabela's, Inc. (I)	783	43,762
CarMax, Inc. (I)	3,351	223,545
Dick's Sporting Goods, Inc.	1,754	90,506
Foot Locker, Inc.	2,590	177,519
L Brands, Inc.	2,909	175,151
Lowe's Companies, Inc.	6,154	449,734
O'Reilly Automotive, Inc. (I)	1,001	262,532
Penske Automotive Group, Inc.	685	37,237
Ross Stores, Inc.	6,606	436,723
Sally Beauty Holdings, Inc. (I)	2,053	48,861
Signet Jewelers, Ltd.	997	77,437
Staples, Inc.	9,649	88,771
The Gap, Inc.	4,984	114,782
The Home Depot, Inc.	6,927	953,017
The Michaels Companies, Inc. (I)	1,204	23,683
The TJX Companies, Inc.	4,295	321,781
Tiffany & Company	1,577	124,141
Tractor Supply Company	2,375	174,966
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,003	273,097
Urban Outfitters, Inc. (I)	1,944	51,594
Williams-Sonoma, Inc.	1,635	78,823
Textiles, apparel and luxury goods 5.4%
Carter's, Inc.	950	79,563
Coach, Inc.	3,482	130,053
Columbia Sportswear Company	417	22,672
Hanesbrands, Inc.	6,544	155,158

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Consumer Discretionary ETF

			Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
	Lululemon Athletica, Inc. (I)		1,451	$97,957
	Michael Kors Holdings, Ltd. (I)		3,316	141,958
	NIKE, Inc., Class B		6,691	353,954
	PVH Corp.		1,239	116,231
	Ralph Lauren Corp.		1,144	101,161
	Skechers U.S.A., Inc., Class A (I)		1,413	35,495
	Under Armour, Inc., Class A (I)		1,847	39,692
	Under Armour, Inc., Class C (I)		1,856	35,672
	VF Corp.		2,523	129,884
Real estate 0.2%				41,986
Equity real estate investment trusts 0.2%
	Park Hotels & Resorts, Inc.		1,547	41,986
	Yield (%)		Shares	Value
Short-term investments 0.0%				$3,774
(Cost $3,774)
Money market funds 0.0%				3,774
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	3,774	3,774
Total investments (Cost $25,237,687)† 100.0%				$26,725,510
Other assets and liabilities, net 0.0%				$3,257
Total net assets 100.0%				$26,728,767

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $25,239,088. Net unrealized appreciation aggregated to $1,486,422, of which $2,590,311 related to appreciated investment securities and $1,103,889 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	830Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Consumer Discretionary ETF.		3/17

John Hancock

Multifactor Mid Cap ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Mid Cap ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$145,668,804
(Cost $136,297,431)
Consumer discretionary 13.7%		19,999,024
Auto components 1.4%
Adient PLC (I)	350	22,222
Autoliv, Inc.	2,697	311,935
BorgWarner, Inc.	5,553	226,729
Delphi Automotive PLC	3,655	256,069
Gentex Corp.	10,845	226,552
Lear Corp.	3,391	481,827
The Goodyear Tire & Rubber Company	14,026	454,302
Automobiles 0.3%
Harley-Davidson, Inc.	6,021	343,438
Thor Industries, Inc.	804	83,214
Distributors 0.5%
Genuine Parts Company	4,329	419,090
LKQ Corp. (I)	6,717	214,339
Pool Corp.	1,194	126,039
Diversified consumer services 0.5%
Bright Horizons Family Solutions, Inc. (I)	1,177	83,402
H&R Block, Inc.	5,974	128,202
Service Corp. International	9,197	267,909
ServiceMaster Global Holdings, Inc. (I)	5,154	190,595
Hotels, restaurants and leisure 2.2%
Aramark	6,068	205,341
Chipotle Mexican Grill, Inc. (I)	572	241,064
Cracker Barrel Old Country Store, Inc.	760	120,126
Darden Restaurants, Inc.	3,845	281,762
Domino's Pizza, Inc.	1,419	247,672
Dunkin' Brands Group, Inc.	3,334	172,935
Hyatt Hotels Corp., Class A (I)	799	43,713
International Game Technology PLC	2,123	56,068
Marriott International, Inc., Class A	1,279	108,203
MGM Resorts International (I)	10,837	312,106
Norwegian Cruise Line Holdings, Ltd. (I)	2,922	137,334
Panera Bread Company, Class A (I)	1,017	212,614
Royal Caribbean Cruises, Ltd.	3,502	327,892
Six Flags Entertainment Corp.	2,321	138,285
Vail Resorts, Inc.	1,174	201,388
Wyndham Worldwide Corp.	3,924	310,231
Wynn Resorts, Ltd.	796	80,738
Household durables 1.9%
CalAtlantic Group, Inc.	1,591	55,478
D.R. Horton, Inc.	9,283	277,655
Garmin, Ltd.	2,981	143,952
Harman International Industries, Inc.	2,441	271,342
Leggett & Platt, Inc.	5,590	266,755
Lennar Corp., Class A	4,940	220,571
Lennar Corp., Class B	299	10,752
Mohawk Industries, Inc. (I)	1,600	345,344
NVR, Inc. (I)	169	314,002

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
PulteGroup, Inc.	11,202	$240,955
Tempur Sealy International, Inc. (I)	1,754	75,422
Toll Brothers, Inc. (I)	5,629	176,525
Whirlpool Corp.	2,597	454,189
Internet and direct marketing retail 0.5%
Expedia, Inc.	2,079	252,786
Liberty Expedia Holdings, Inc. (I)	1,418	62,406
Liberty Interactive Corp., Series A (I)	13,551	259,908
Liberty Ventures, Series A (I)	2,149	93,804
TripAdvisor, Inc. (I)	2,075	109,768
Wayfair, Inc., Class A (I)	354	14,712
Leisure products 0.6%
Brunswick Corp.	2,983	178,562
Hasbro, Inc.	3,108	256,441
Mattel, Inc.	8,878	232,692
Polaris Industries, Inc.	1,892	159,060
Media 1.5%
AMC Networks, Inc., Class A (I)	1,662	95,316
Cinemark Holdings, Inc.	4,627	196,648
Discovery Communications, Inc., Series A (I)	1,699	48,167
Discovery Communications, Inc., Series C (I)	3,417	94,685
Liberty Broadband Corp., Series A (I)	557	46,610
Liberty Broadband Corp., Series C (I)	1,970	168,120
Liberty Media Corp-Liberty SiriusXM, Class A (I)	4,169	151,085
Live Nation Entertainment, Inc. (I)	4,415	126,357
News Corp., Class A	12,311	151,302
News Corp., Class B	3,841	48,589
Regal Entertainment Group, Class A	1,432	32,449
Scripps Networks Interactive, Inc., Class A	2,341	178,291
TEGNA, Inc.	15,420	353,272
The Interpublic Group of Companies, Inc.	13,970	328,714
The Madison Square Garden Company, Class A (I)	785	137,901
Multiline retail 0.6%
Dollar Tree, Inc. (I)	5,371	414,587
Kohl's Corp.	7,499	298,685
Nordstrom, Inc.	4,067	179,843
Specialty retail 2.6%
Advance Auto Parts, Inc.	2,181	358,207
AutoNation, Inc. (I)	3,254	172,852
Bed Bath & Beyond, Inc.	3,891	157,002
Best Buy Company, Inc.	7,795	347,033
Burlington Stores, Inc. (I)	2,322	194,351
Cabela's, Inc. (I)	1,111	62,094
CarMax, Inc. (I)	5,474	365,171
Dick's Sporting Goods, Inc.	4,245	219,042
Foot Locker, Inc.	4,104	281,288
Penske Automotive Group, Inc.	1,764	95,891
Sally Beauty Holdings, Inc. (I)	4,355	103,649
Signet Jewelers, Ltd.	1,312	101,903
Staples, Inc.	14,895	137,034

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Mid Cap ETF

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Gap, Inc.	2,553	$58,796
The Michaels Companies, Inc. (I)	2,450	48,192
Tiffany & Company	2,427	191,053
Tractor Supply Company	3,208	236,333
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,526	415,499
Urban Outfitters, Inc. (I)	4,207	111,654
Williams-Sonoma, Inc.	3,466	167,096
Textiles, apparel and luxury goods 1.1%
Carter's, Inc.	2,061	172,609
Coach, Inc.	5,228	195,266
Columbia Sportswear Company	803	43,659
Hanesbrands, Inc.	10,812	256,353
lululemon athletica, Inc. (I)	2,462	166,210
Michael Kors Holdings, Ltd. (I)	4,090	175,093
PVH Corp.	2,578	241,842
Ralph Lauren Corp.	1,660	146,794
Skechers U.S.A., Inc., Class A (I)	3,263	81,967
Under Armour, Inc., Class A (I)	3,334	71,648
Under Armour, Inc., Class C (I)	3,455	66,405
Consumer staples 4.4%		6,348,680
Beverages 0.7%
Brown-Forman Corp., Class A	269	12,584
Brown-Forman Corp., Class B	5,425	247,380
Dr. Pepper Snapple Group, Inc.	4,969	453,173
Molson Coors Brewing Company, Class B	3,463	334,249
Food and staples retailing 0.5%
Casey's General Stores, Inc.	1,739	199,811
Rite Aid Corp. (I)	30,889	173,596
Sprouts Farmers Market, Inc. (I)	2,578	48,131
US Foods Holding Corp. (I)	977	26,574
Whole Foods Market, Inc.	8,630	260,799
Food products 2.4%
Blue Buffalo Pet Products, Inc. (I)	1,919	46,536
Bunge, Ltd.	3,607	249,640
Campbell Soup Company	3,825	238,030
ConAgra Foods, Inc.	9,127	356,774
Ingredion, Inc.	2,647	339,319
Lamb Weston Holdings, Inc.	3,054	114,097
Lancaster Colony Corp.	410	53,731
McCormick & Company, Inc.	2,872	274,420
Mead Johnson Nutrition Company	1,911	134,649
Pilgrim's Pride Corp.	2,607	49,898
Pinnacle Foods, Inc.	4,111	218,664
Post Holdings, Inc. (I)	2,056	172,046
Seaboard Corp.	9	34,650
The Hain Celestial Group, Inc. (I)	3,222	127,462
The Hershey Company	3,830	403,950
The J.M. Smucker Company	2,637	358,236
The WhiteWave Foods Company (I)	4,639	255,423
TreeHouse Foods, Inc. (I)	1,669	126,644

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Consumer staples (continued)
Household products 0.5%
Church & Dwight Company, Inc.	3,714	$167,947
Spectrum Brands Holdings, Inc.	917	122,319
The Clorox Company	2,978	357,360
Personal products 0.3%
Coty, Inc., Class A	883	16,954
Edgewell Personal Care Company (I)	2,843	224,142
Herbalife, Ltd. (I)	2,660	149,492
Energy 3.2%		4,666,468
Energy equipment and services 0.7%
Core Laboratories NV	1,504	175,712
Helmerich & Payne, Inc.	5,171	367,968
National Oilwell Varco, Inc.	3,597	136,003
TechnipFMC PLC (I)	6,567	220,783
Transocean, Ltd. (I)	2,767	38,655
Weatherford International PLC (I)	8,434	43,941
Oil, gas and consumable fuels 2.5%
Antero Resources Corp. (I)	5,138	125,419
Cabot Oil & Gas Corp.	8,821	189,475
Cheniere Energy Partners LP Holdings LLC	915	20,908
Cheniere Energy, Inc. (I)	2,276	108,451
Cimarex Energy Company	1,735	234,589
Concho Resources, Inc. (I)	2,696	375,930
CONSOL Energy, Inc.	3,442	58,307
Diamondback Energy, Inc. (I)	1,883	198,035
Energen Corp. (I)	1,396	75,230
EQT Corp.	4,011	243,187
HollyFrontier Corp.	8,289	240,132
Murphy Oil Corp.	6,101	176,380
Newfield Exploration Company (I)	3,673	147,214
Noble Energy, Inc.	5,566	221,304
ONEOK, Inc.	6,301	347,248
Parsley Energy, Inc., Class A (I)	3,713	130,772
QEP Resources, Inc. (I)	5,922	103,280
Range Resources Corp.	3,874	125,285
Rice Energy, Inc. (I)	1,933	38,331
RSP Permian, Inc. (I)	1,295	55,115
Southwestern Energy Company (I)	5,016	45,194
Targa Resources Corp.	922	53,126
Tesoro Corp.	3,639	294,213
WPX Energy, Inc. (I)	5,476	76,281
Financials 16.0%		23,247,937
Banks 5.3%
Bank of the Ozarks, Inc.	2,892	158,684
BankUnited, Inc.	2,720	103,904
BOK Financial Corp.	1,028	84,543
CIT Group, Inc.	7,036	289,813
Citizens Financial Group, Inc.	12,013	434,510
Comerica, Inc.	6,157	415,782
Commerce Bancshares, Inc.	4,167	235,561

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Banks (continued)
Cullen/Frost Bankers, Inc.	2,143	$191,584
East West Bancorp, Inc.	6,027	310,029
Fifth Third Bancorp	22,967	599,439
First Horizon National Corp.	4,360	87,200
First Republic Bank	4,193	395,526
Huntington Bancshares, Inc.	32,884	444,921
Investors Bancorp, Inc.	10,460	150,101
KeyCorp	31,621	568,229
M&T Bank Corp.	2,520	409,676
PacWest Bancorp	4,571	253,233
People's United Financial, Inc.	12,434	233,138
Popular, Inc.	2,213	98,324
Prosperity Bancshares, Inc.	2,011	146,059
Regions Financial Corp.	36,386	524,322
Signature Bank (I)	1,878	295,823
SVB Financial Group (I)	2,050	353,072
Synovus Financial Corp.	4,371	182,183
Umpqua Holdings Corp.	7,680	140,621
Webster Financial Corp.	2,903	152,466
Western Alliance Bancorp (I)	2,661	131,400
Zions Bancorporation	8,357	352,582
Capital markets 3.1%
Affiliated Managers Group, Inc. (I)	1,517	231,130
Ameriprise Financial, Inc.	3,456	388,005
CBOE Holdings, Inc.	2,964	235,994
Donnelley Financial Solutions, Inc. (I)	926	22,298
E*TRADE Financial Corp. (I)	9,228	345,589
Eaton Vance Corp.	5,932	248,729
FactSet Research Systems, Inc.	1,740	301,107
Invesco, Ltd.	9,441	273,034
Legg Mason, Inc.	4,173	132,242
MarketAxess Holdings, Inc.	1,112	208,222
Moody's Corp.	3,715	385,134
Morningstar, Inc.	534	40,664
MSCI, Inc.	3,040	251,560
Nasdaq, Inc.	3,440	242,658
Northern Trust Corp.	3,213	266,550
Raymond James Financial, Inc.	4,474	335,237
SEI Investments Company	5,225	253,465
TD Ameritrade Holding Corp.	7,052	325,450
Consumer finance 0.6%
Ally Financial, Inc.	25,288	534,083
Credit Acceptance Corp. (I)	273	56,041
Navient Corp.	15,125	227,480
OneMain Holdings, Inc. (I)	1,358	30,392
Santander Consumer USA Holdings, Inc. (I)	3,927	51,915
Diversified financial services 0.4%
Leucadia National Corp.	10,108	241,076
Voya Financial, Inc.	7,211	290,026

6SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Insurance 6.4%
Alleghany Corp. (I)	528	$322,909
Allied World Assurance Company Holdings AG	4,097	217,674
American Financial Group, Inc.	3,905	336,494
AmTrust Financial Services, Inc.	3,522	92,946
Arch Capital Group, Ltd. (I)	2,985	263,725
Arthur J. Gallagher & Company	5,170	278,301
Assurant, Inc.	3,078	298,966
Assured Guaranty, Ltd.	8,782	341,708
Axis Capital Holdings, Ltd.	4,378	280,236
Brown & Brown, Inc.	5,685	239,509
Cincinnati Financial Corp.	4,084	288,249
CNA Financial Corp.	787	32,779
Endurance Specialty Holdings, Ltd.	2,224	206,143
Erie Indemnity Company, Class A	845	94,733
Everest Re Group, Ltd.	1,567	344,630
First American Financial Corp.	3,787	142,315
FNF Group	5,876	207,775
Lincoln National Corp.	6,164	416,132
Loews Corp.	5,649	263,130
Markel Corp. (I)	288	266,400
Old Republic International Corp.	11,203	233,022
Principal Financial Group, Inc.	7,782	444,274
Reinsurance Group of America, Inc.	3,120	391,466
RenaissanceRe Holdings, Ltd.	2,133	290,771
The Hanover Insurance Group, Inc.	1,400	117,516
The Hartford Financial Services Group, Inc.	7,971	388,267
The Progressive Corp.	10,192	381,588
Torchmark Corp.	5,144	378,290
Unum Group	9,724	441,761
Validus Holdings, Ltd.	3,788	215,916
W.R. Berkley Corp.	5,352	359,708
White Mountains Insurance Group, Ltd.	171	155,569
Willis Towers Watson PLC	2,889	361,501
XL Group, Ltd.	7,132	267,949
Thrifts and mortgage finance 0.2%
New York Community Bancorp, Inc.	12,746	193,612
TFS Financial Corp.	1,782	31,167
Health care 9.2%		13,478,843
Biotechnology 1.0%
ACADIA Pharmaceuticals, Inc. (I)	952	32,930
Alkermes PLC (I)	3,085	166,929
Alnylam Pharmaceuticals, Inc. (I)	881	35,231
BioMarin Pharmaceutical, Inc. (I)	2,278	199,621
Incyte Corp. (I)	2,286	277,086
Intercept Pharmaceuticals, Inc. (I)	166	18,219
Ionis Pharmaceuticals, Inc. (I)	2,175	96,788
Neurocrine Biosciences, Inc. (I)	1,555	66,725
OPKO Health, Inc. (I)	8,096	70,354
Seattle Genetics, Inc. (I)	1,950	117,468
TESARO, Inc. (I)	351	57,157

SEE NOTES TO FUND'S INVESTMENTS7

Multifactor Mid Cap ETF

	Shares	Value
Health care (continued)
Biotechnology (continued)
United Therapeutics Corp. (I)	2,127	$348,041
Health care equipment and supplies 2.7%
ABIOMED, Inc. (I)	855	90,946
Align Technology, Inc. (I)	2,025	185,672
C.R. Bard, Inc.	2,242	532,094
DENTSPLY SIRONA, Inc.	5,066	287,242
DexCom, Inc. (I)	1,564	123,791
Edwards Lifesciences Corp. (I)	5,027	483,798
Hill-Rom Holdings, Inc.	1,219	71,763
Hologic, Inc. (I)	9,594	388,845
IDEXX Laboratories, Inc. (I)	2,290	280,136
ResMed, Inc.	4,025	271,849
STERIS PLC	3,107	220,069
Teleflex, Inc.	1,679	281,619
The Cooper Companies, Inc.	1,498	276,546
Varex Imaging Corp. (I)	1,323	38,025
Varian Medical Systems, Inc. (I)	3,307	256,789
West Pharmaceutical Services, Inc.	2,147	181,701
Health care providers and services 3.2%
Acadia Healthcare Company, Inc. (I)	2,517	96,577
AmerisourceBergen Corp.	4,146	361,863
Centene Corp. (I)	6,218	393,413
DaVita, Inc. (I)	6,745	429,994
Envision Healthcare Corp. (I)	4,944	336,192
HealthSouth Corp.	3,473	134,822
Henry Schein, Inc. (I)	2,449	391,497
Laboratory Corp. of America Holdings (I)	3,429	460,206
MEDNAX, Inc. (I)	4,589	313,658
Patterson Companies, Inc.	4,837	201,268
Premier, Inc., Class A (I)	1,667	53,111
Quest Diagnostics, Inc.	5,592	514,017
Universal Health Services, Inc., Class B	3,882	437,230
VCA, Inc. (I)	3,320	300,792
WellCare Health Plans, Inc. (I)	2,016	293,409
Health care technology 0.5%
athenahealth, Inc. (I)	1,161	146,274
Cerner Corp. (I)	7,862	422,268
Veeva Systems, Inc., Class A (I)	1,724	72,977
Life sciences tools and services 1.5%
Agilent Technologies, Inc.	5,891	288,482
Bio-Rad Laboratories, Inc., Class A (I)	911	173,163
Bio-Techne Corp.	1,142	116,199
Bruker Corp.	2,967	70,407
Charles River Laboratories International, Inc. (I)	1,753	141,642
Mettler-Toledo International, Inc. (I)	849	362,209
PAREXEL International Corp. (I)	1,924	136,392
PerkinElmer, Inc.	5,158	274,354
Quintiles Transnational Holdings, Inc. (I)	2,691	211,217
VWR Corp. (I)	2,926	75,813
Waters Corp. (I)	2,373	336,135

8SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Health care (continued)
Pharmaceuticals 0.3%
Akorn, Inc. (I)	1,957	$37,379
Endo International PLC (I)	3,305	40,453
Jazz Pharmaceuticals PLC (I)	2,242	273,345
Mallinckrodt PLC (I)	2,558	124,651
Industrials 16.4%		23,852,597
Aerospace and defense 2.4%
Arconic, Inc.	8,876	202,284
B/E Aerospace, Inc.	3,693	227,009
BWX Technologies, Inc.	2,632	109,202
Curtiss-Wright Corp.	1,270	124,536
HEICO Corp.	627	48,248
HEICO Corp., Class A	1,200	79,560
Hexcel Corp.	3,917	201,138
Huntington Ingalls Industries, Inc.	1,914	371,239
L3 Technologies, Inc.	2,263	359,115
Orbital ATK, Inc.	2,380	206,941
Rockwell Collins, Inc.	4,173	378,741
Spirit AeroSystems Holdings, Inc., Class A	6,154	369,548
Teledyne Technologies, Inc. (I)	1,191	146,338
Textron, Inc.	8,133	385,260
TransDigm Group, Inc.	1,181	255,568
Air freight and logistics 0.5%
C.H. Robinson Worldwide, Inc.	4,369	332,306
Expeditors International of Washington, Inc.	5,425	282,534
XPO Logistics, Inc. (I)	1,768	79,100
Airlines 1.1%
Alaska Air Group, Inc.	6,407	601,105
JetBlue Airways Corp. (I)	14,758	289,404
United Continental Holdings, Inc. (I)	10,155	715,623
Building products 1.2%
Allegion PLC	3,370	221,308
AO Smith Corp.	4,563	222,446
Fortune Brands Home & Security, Inc.	4,774	263,191
Johnson Controls International PLC	3,496	153,754
Lennox International, Inc.	1,506	236,156
Masco Corp.	5,937	195,624
Owens Corning	4,850	267,963
USG Corp. (I)	3,599	110,093
Commercial services and supplies 1.2%
Cintas Corp.	2,703	313,845
Copart, Inc. (I)	4,807	272,749
KAR Auction Services, Inc.	5,816	264,919
LSC Communications, Inc.	926	24,280
Pitney Bowes, Inc.	6,908	109,975
Republic Services, Inc.	8,215	471,377
Rollins, Inc.	3,485	122,881
RR Donnelley & Sons Company	2,534	43,458
Stericycle, Inc. (I)	1,890	145,795
Construction and engineering 0.8%
AECOM (I)	5,282	195,064

SEE NOTES TO FUND'S INVESTMENTS9

Multifactor Mid Cap ETF

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
EMCOR Group, Inc.	1,291	$89,970
Fluor Corp.	5,945	329,948
Jacobs Engineering Group, Inc. (I)	4,299	251,706
Quanta Services, Inc. (I)	7,259	260,526
Electrical equipment 1.1%
Acuity Brands, Inc.	897	185,885
AMETEK, Inc.	7,001	357,751
Hubbell, Inc.	2,840	346,707
Rockwell Automation, Inc.	3,702	547,859
Sensata Technologies Holding NV (I)	4,642	194,732
Industrial conglomerates 0.5%
Carlisle Companies, Inc.	2,496	272,339
Roper Technologies, Inc.	2,418	463,893
Machinery 4.3%
AGCO Corp.	3,793	238,200
Allison Transmission Holdings, Inc.	6,472	226,391
Colfax Corp. (I)	2,115	82,485
Crane Company	1,114	80,253
Donaldson Company, Inc.	6,657	281,258
Dover Corp.	5,402	420,006
Flowserve Corp.	5,074	249,438
Graco, Inc.	2,159	193,425
IDEX Corp.	3,311	298,520
Ingersoll-Rand PLC	4,006	317,876
ITT, Inc.	3,324	135,852
Lincoln Electric Holdings, Inc.	2,296	191,418
Nordson Corp.	2,037	231,261
Oshkosh Corp.	1,870	130,208
Parker-Hannifin Corp.	4,336	637,956
Pentair PLC	4,620	270,871
Snap-on, Inc.	1,931	350,534
Stanley Black & Decker, Inc.	4,059	503,316
The Middleby Corp. (I)	1,792	240,451
The Toro Company	3,707	218,454
Trinity Industries, Inc.	3,776	103,991
WABCO Holdings, Inc. (I)	2,172	236,813
Wabtec Corp.	3,172	274,822
Woodward, Inc.	1,266	88,164
Xylem, Inc.	5,559	274,114
Professional services 1.0%
Equifax, Inc.	3,662	429,479
ManpowerGroup, Inc.	3,090	294,971
Robert Half International, Inc.	5,027	236,571
The Dun & Bradstreet Corp.	1,375	168,603
TransUnion (I)	1,767	55,714
Verisk Analytics, Inc. (I)	3,037	250,978
Road and rail 0.9%
AMERCO	312	117,521
Genesee & Wyoming, Inc., Class A (I)	1,916	144,390
Hertz Global Holdings, Inc. (I)	3,016	63,246

10SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Industrials (continued)
Road and rail (continued)
J.B. Hunt Transport Services, Inc.	2,817	$279,108
Kansas City Southern	2,843	244,242
Old Dominion Freight Line, Inc. (I)	2,953	260,691
Ryder Systems, Inc.	2,936	227,834
Trading companies and distributors 1.3%
Fastenal Company	6,724	334,048
HD Supply Holdings, Inc. (I)	6,247	264,248
MSC Industrial Direct Company, Inc., Class A	1,864	190,408
United Rentals, Inc. (I)	4,655	588,904
W.W. Grainger, Inc.	1,607	405,880
Watsco, Inc.	836	127,691
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp.	2,547	191,000
Information technology 17.9%		26,031,293
Communications equipment 1.8%
Acacia Communications, Inc. (I)	76	4,421
Arista Networks, Inc. (I)	1,338	125,772
ARRIS International PLC (I)	8,096	231,384
Brocade Communications Systems, Inc.	20,588	256,732
CommScope Holding Company, Inc. (I)	5,620	212,548
EchoStar Corp., Class A (I)	1,608	81,895
F5 Networks, Inc. (I)	2,872	384,934
Harris Corp.	4,130	424,192
Juniper Networks, Inc.	10,772	288,474
Motorola Solutions, Inc.	3,508	283,131
Palo Alto Networks, Inc. (I)	955	140,920
Ubiquiti Networks, Inc. (I)	454	28,330
ViaSat, Inc. (I)	1,593	103,402
Electronic equipment, instruments and components 2.6%
Amphenol Corp., Class A	8,425	568,603
Arrow Electronics, Inc. (I)	5,875	431,930
Avnet, Inc.	6,250	290,250
CDW Corp.	6,896	355,213
Cognex Corp.	1,653	111,677
Dolby Laboratories, Inc., Class A	1,777	85,136
Flex, Ltd. (I)	35,392	554,593
FLIR Systems, Inc.	5,542	195,799
IPG Photonics Corp. (I)	1,267	145,692
Jabil Circuit, Inc.	9,566	229,393
Keysight Technologies, Inc. (I)	6,949	257,599
National Instruments Corp.	3,640	114,369
SYNNEX Corp.	1,306	156,955
Trimble, Inc. (I)	7,621	225,734
Zebra Technologies Corp., Class A (I)	1,340	112,118
Internet software and services 1.0%
Akamai Technologies, Inc. (I)	5,055	346,722
CoStar Group, Inc. (I)	858	173,402
GoDaddy, Inc., Class A (I)	418	14,935
IAC/InterActiveCorp (I)	3,937	270,905
j2 Global, Inc.	1,499	125,631

SEE NOTES TO FUND'S INVESTMENTS11

Multifactor Mid Cap ETF

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Match Group, Inc. (I)	730	$12,680
MercadoLibre, Inc.	1,155	214,125
Twilio, Inc., Class A (I)	116	3,344
VeriSign, Inc. (I)	2,547	204,295
Zillow Group, Inc., Class A (I)	1,019	36,664
Zillow Group, Inc., Class C (I)	1,931	68,319
IT services 4.0%
Alliance Data Systems Corp.	1,518	346,681
Amdocs, Ltd.	5,255	308,521
Black Knight Financial Services, Inc. (I)	749	27,301
Booz Allen Hamilton Holding Corp.	4,166	140,894
Broadridge Financial Solutions, Inc.	3,492	232,323
Computer Sciences Corp.	7,918	492,500
Conduent, Inc. (I)	5,444	81,442
CoreLogic, Inc. (I)	1,707	60,206
CSRA, Inc.	5,822	180,598
DST Systems, Inc.	1,915	220,512
EPAM Systems, Inc. (I)	889	57,216
Euronet Worldwide, Inc. (I)	1,479	105,778
First Data Corp., Class A (I)	4,823	73,985
Fiserv, Inc. (I)	5,675	609,665
FleetCor Technologies, Inc. (I)	1,705	251,470
Gartner, Inc. (I)	3,178	315,766
Genpact, Ltd. (I)	7,118	175,672
Global Payments, Inc.	3,958	305,874
Jack Henry & Associates, Inc.	3,373	302,828
Leidos Holdings, Inc.	4,911	237,300
MAXIMUS, Inc.	2,321	127,980
Sabre Corp.	5,680	139,160
Square, Inc., Class A (I)	1,623	23,728
Syntel, Inc.	1,465	30,853
Teradata Corp. (I)	5,686	166,941
The Western Union Company	10,780	211,072
Total System Services, Inc.	4,835	245,038
Vantiv, Inc., Class A (I)	4,529	281,885
WEX, Inc. (I)	686	78,430
Semiconductors and semiconductor equipment 3.2%
Advanced Micro Devices, Inc. (I)	6,532	67,737
Analog Devices, Inc.	7,334	549,610
Cavium, Inc. (I)	991	65,614
Cypress Semiconductor Corp.	5,363	63,283
First Solar, Inc. (I)	3,492	108,915
Lam Research Corp.	4,732	543,518
Linear Technology Corp.	6,207	391,848
Marvell Technology Group, Ltd.	15,467	229,994
Maxim Integrated Products, Inc.	8,488	377,546
Microchip Technology, Inc.	5,293	356,484
Microsemi Corp. (I)	3,585	190,543
ON Semiconductor Corp. (I)	21,702	289,071
Qorvo, Inc. (I)	3,843	246,759
Skyworks Solutions, Inc.	5,456	500,533

12SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	9,234	$262,061
Xilinx, Inc.	7,139	415,490
Software 3.8%
ANSYS, Inc. (I)	2,670	249,004
Aspen Technology, Inc. (I)	1,129	59,961
Atlassian Corp. PLC, Class A (I)	750	20,723
Autodesk, Inc. (I)	3,857	313,728
CA, Inc.	10,387	324,801
Cadence Design Systems, Inc. (I)	11,355	295,571
CDK Global, Inc.	4,995	312,437
Citrix Systems, Inc. (I)	4,456	406,343
Electronic Arts, Inc. (I)	6,245	521,020
Fair Isaac Corp.	1,088	134,150
Fortinet, Inc. (I)	3,906	129,914
Guidewire Software, Inc. (I)	1,564	81,844
Manhattan Associates, Inc. (I)	2,373	121,640
Nuance Communications, Inc. (I)	10,648	168,877
PTC, Inc. (I)	4,342	228,259
Red Hat, Inc. (I)	3,690	279,997
ServiceNow, Inc. (I)	1,869	169,369
Splunk, Inc. (I)	2,861	165,537
SS&C Technologies Holdings, Inc.	6,351	204,058
Symantec Corp.	16,477	453,941
Synopsys, Inc. (I)	5,345	336,147
Tableau Software, Inc., Class A (I)	852	40,760
Take-Two Interactive Software, Inc. (I)	1,609	86,323
The Ultimate Software Group, Inc. (I)	824	159,576
Tyler Technologies, Inc. (I)	918	134,046
Workday, Inc., Class A (I)	1,276	106,023
Technology hardware, storage and peripherals 1.5%
NCR Corp. (I)	7,537	324,242
NetApp, Inc.	11,375	435,890
Seagate Technology PLC	10,215	461,207
Western Digital Corp.	9,494	756,957
Xerox Corp.	26,855	186,105
Materials 6.6%		9,571,205
Chemicals 2.5%
Albemarle Corp.	3,203	296,726
Ashland Global Holdings, Inc.	2,679	318,881
Axalta Coating Systems, Ltd. (I)	6,599	191,371
Celanese Corp., Series A	3,959	334,140
CF Industries Holdings, Inc.	8,134	287,049
Eastman Chemical Company	4,349	337,048
FMC Corp.	4,192	252,191
Huntsman Corp.	5,018	102,317
International Flavors & Fragrances, Inc.	1,923	225,395
NewMarket Corp.	367	158,239
Olin Corp.	2,618	68,618
RPM International, Inc.	5,265	275,149
The Mosaic Company	5,132	160,991

SEE NOTES TO FUND'S INVESTMENTS13

Multifactor Mid Cap ETF

	Shares	Value
Materials (continued)
Chemicals (continued)
The Scotts Miracle-Gro Company, Class A	1,978	$181,917
The Valspar Corp.	2,177	240,929
W.R. Grace & Company	2,549	176,748
Westlake Chemical Corp.	1,402	86,798
Construction materials 0.7%
Eagle Materials, Inc.	1,467	153,419
Martin Marietta Materials, Inc.	1,544	354,502
Vulcan Materials Company	3,673	471,356
Containers and packaging 2.1%
AptarGroup, Inc.	2,828	206,359
Avery Dennison Corp.	3,952	288,575
Ball Corp.	4,023	306,794
Bemis Company, Inc.	5,559	270,834
Berry Plastics Group, Inc. (I)	3,603	183,861
Crown Holdings, Inc. (I)	4,964	268,900
Graphic Packaging Holding Company	16,552	207,066
Packaging Corp. of America	5,146	474,358
Sealed Air Corp.	6,352	308,072
Sonoco Products Company	6,064	333,217
WestRock Company	4,369	233,130
Metals and mining 1.3%
Alcoa Corp.	2,977	108,512
Freeport-McMoRan, Inc. (I)	14,470	240,926
Newmont Mining Corp.	10,673	387,216
Nucor Corp.	7,206	418,597
Reliance Steel & Aluminum Company	3,243	258,305
Royal Gold, Inc.	1,216	87,759
Steel Dynamics, Inc.	9,315	314,940
Real estate 6.0%		8,801,697
Equity real estate investment trusts 5.6%
Alexandria Real Estate Equities, Inc.	1,883	208,674
American Campus Communities, Inc.	3,360	163,363
American Homes 4 Rent, Class A	2,644	58,908
Apartment Investment & Management Company, Class A	4,154	183,067
Apple Hospitality REIT, Inc.	2,673	53,513
Brixmor Property Group, Inc.	4,484	108,199
Camden Property Trust	2,289	191,292
Communications Sales & Leasing, Inc. (I)	1,936	50,878
CoreSite Realty Corp.	449	38,672
CubeSmart	4,433	111,401
CyrusOne, Inc.	1,033	49,749
DCT Industrial Trust, Inc.	1,932	86,341
DDR Corp.	8,155	123,793
Digital Realty Trust, Inc.	2,340	251,854
Douglas Emmett, Inc.	3,762	142,354
Duke Realty Corp.	8,603	209,311
EPR Properties	1,348	99,712
Equity Commonwealth (I)	2,734	84,317
Equity LifeStyle Properties, Inc.	2,027	149,876
Equity One, Inc.	2,033	63,409

14SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Essex Property Trust, Inc.	1,047	$234,842
Extra Space Storage, Inc.	2,699	194,463
Federal Realty Investment Trust	1,533	215,279
Forest City Realty Trust, Inc., Class A	6,170	139,689
Gaming and Leisure Properties, Inc.	3,423	108,269
Gramercy Property Trust	3,013	79,362
Healthcare Realty Trust, Inc.	1,541	46,554
Healthcare Trust of America, Inc., Class A	2,927	85,088
Highwoods Properties, Inc.	2,525	129,810
Hospitality Properties Trust	4,146	129,065
Host Hotels & Resorts, Inc.	11,768	212,648
Hudson Pacific Properties, Inc.	1,438	50,920
Iron Mountain, Inc.	6,089	217,986
Kilroy Realty Corp.	2,409	180,314
Kimco Realty Corp.	6,534	162,631
Lamar Advertising Company, Class A	2,739	206,849
Liberty Property Trust	3,902	149,798
Life Storage, Inc.	937	76,319
Medical Properties Trust, Inc.	3,242	41,336
MGM Growth Properties LLC, Class A	763	19,701
Mid-America Apartment Communities, Inc.	1,969	186,957
National Retail Properties, Inc.	3,743	163,195
Omega Healthcare Investors, Inc.	4,862	155,924
Paramount Group, Inc.	4,004	66,827
Realty Income Corp.	3,508	209,182
Regency Centers Corp.	2,483	173,140
Retail Properties of America, Inc., Class A	5,114	76,557
Senior Housing Properties Trust	6,195	118,015
SL Green Realty Corp.	1,597	174,025
Spirit Realty Capital, Inc.	11,823	124,378
STORE Capital Corp.	2,738	64,781
Sun Communities, Inc.	1,249	98,371
Tanger Factory Outlet Centers, Inc.	2,038	69,679
Taubman Centers, Inc.	1,568	111,077
The Macerich Company	2,360	162,108
UDR, Inc.	5,841	204,143
VEREIT, Inc.	18,485	157,677
Weingarten Realty Investors	3,142	111,949
Weyerhaeuser Company	14,085	441,283
WP Carey, Inc.	2,628	162,778
Real estate management and development 0.4%
CBRE Group, Inc., Class A (I)	8,052	244,459
Jones Lang LaSalle, Inc.	1,630	167,939
Realogy Holdings Corp.	5,826	150,952
The Howard Hughes Corp. (I)	907	96,695
Telecommunication services 0.8%		1,205,717
Diversified telecommunication services 0.7%
CenturyLink, Inc.	10,474	270,858
Frontier Communications Corp.	41,492	144,807
Level 3 Communications, Inc. (I)	4,050	240,813

SEE NOTES TO FUND'S INVESTMENTS15

Multifactor Mid Cap ETF

			Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
	SBA Communications Corp. (I)		3,083	$324,517
	Zayo Group Holdings, Inc. (I)		3,666	117,165
Wireless telecommunication services 0.1%
	Sprint Corp. (I)		11,653	107,557
Utilities 5.8%				8,465,343
Electric utilities 2.3%
	Alliant Energy Corp.		7,097	267,202
	Entergy Corp.		5,314	380,695
	Eversource Energy		6,606	365,444
	FirstEnergy Corp.		13,683	414,869
	Great Plains Energy, Inc.		6,407	176,513
	IDACORP, Inc.		1,361	108,907
	OGE Energy Corp.		9,804	328,826
	Pinnacle West Capital Corp.		3,895	302,369
	Portland General Electric Company		2,703	117,878
	Westar Energy, Inc.		5,459	298,553
	Xcel Energy, Inc.		13,433	555,052
Gas utilities 0.6%
	Atmos Energy Corp.		4,012	305,634
	National Fuel Gas Company		2,562	143,856
	UGI Corp.		8,092	375,226
	WGL Holdings, Inc.		1,027	84,152
Independent power and renewable electricity producers 0.4%
	AES Corp.		29,002	331,783
	Calpine Corp. (I)		14,959	176,516
	NRG Energy, Inc.		8,166	135,066
Multi-utilities 2.1%
	Ameren Corp.		7,039	370,603
	CenterPoint Energy, Inc.		14,877	389,926
	CMS Energy Corp.		8,538	363,719
	DTE Energy Company		4,492	443,091
	MDU Resources Group, Inc.		9,051	265,647
	NiSource, Inc.		18,729	418,968
	SCANA Corp.		4,632	318,218
	Vectren Corp.		3,119	171,202
	WEC Energy Group, Inc.		5,797	342,313
Water utilities 0.4%
	American Water Works Company, Inc.		4,975	365,353
	Aqua America, Inc.		4,859	147,762
	Yield (%)		Shares	Value
Short-term investments 0.0%				$47,048
(Cost $47,048)
Money market funds 0.0%				47,048
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	47,048	47,048
Total investments (Cost $136,344,479)† 100.0%				$145,715,852
Other assets and liabilities, net 0.0%				$15,591
Total net assets 100.0%				$145,731,443

16SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $136,346,388. Net unrealized appreciation aggregated to $9,369,464, of which $13,467,117 related to appreciated investment securities and $4,097,653 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the funds' significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       18

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	840Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Mid Cap ETF.		3/17

John Hancock

Multifactor Large Cap ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Large Cap ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$302,322,226
(Cost $285,093,959)
Consumer discretionary 13.6%		41,195,760
Auto components 0.6%
Adient PLC (I)	1,247	79,172
Autoliv, Inc.	2,504	289,613
BorgWarner, Inc.	6,081	248,287
Delphi Automotive PLC	7,530	527,552
Gentex Corp.	4,271	89,221
Lear Corp.	2,521	358,209
The Goodyear Tire & Rubber Company	7,603	246,261
Automobiles 0.5%
Ford Motor Company	43,246	534,521
General Motors Company	12,051	441,187
Harley-Davidson, Inc.	6,594	376,122
Tesla Motors, Inc. (I)	731	184,161
Distributors 0.2%
Genuine Parts Company	4,592	444,552
LKQ Corp. (I)	5,986	191,013
Diversified consumer services 0.1%
H&R Block, Inc.	6,807	146,078
Service Corp. International	4,092	119,200
ServiceMaster Global Holdings, Inc. (I)	2,824	104,432
Hotels, restaurants and leisure 1.9%
Aramark	4,826	163,312
Carnival Corp.	6,549	362,684
Chipotle Mexican Grill, Inc. (I)	693	292,058
Darden Restaurants, Inc.	3,443	252,303
Domino's Pizza, Inc.	712	124,272
Dunkin' Brands Group, Inc.	1,967	102,028
Hilton Grand Vacations, Inc. (I)	821	24,080
Hilton Worldwide Holdings, Inc.	2,202	126,791
Hyatt Hotels Corp., Class A (I)	232	12,693
International Game Technology PLC	872	23,030
Las Vegas Sands Corp.	4,341	228,250
Marriott International, Inc., Class A	4,203	355,574
McDonald's Corp.	9,580	1,174,221
MGM Resorts International (I)	10,566	304,301
Norwegian Cruise Line Holdings, Ltd. (I)	2,039	95,833
Panera Bread Company, Class A (I)	355	74,216
Royal Caribbean Cruises, Ltd.	4,084	382,385
Six Flags Entertainment Corp.	440	26,215
Starbucks Corp.	12,386	683,955
Vail Resorts, Inc.	509	87,314
Wyndham Worldwide Corp.	3,798	300,270
Wynn Resorts, Ltd.	1,421	144,132
Yum China Holdings, Inc. (I)	4,611	126,710
Yum! Brands, Inc.	4,872	319,262
Household durables 0.9%
D.R. Horton, Inc.	9,675	289,379
Garmin, Ltd.	3,091	149,264

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Harman International Industries, Inc.	948	$105,380
Leggett & Platt, Inc.	3,496	166,829
Lennar Corp., Class A	3,918	174,939
Lennar Corp., Class B	49	1,762
Mohawk Industries, Inc. (I)	1,858	401,031
Newell Brands, Inc.	8,063	381,622
NVR, Inc. (I)	133	247,114
PulteGroup, Inc.	6,918	148,806
Tempur Sealy International, Inc. (I)	475	20,425
Toll Brothers, Inc. (I)	3,576	112,143
Whirlpool Corp.	2,734	478,149
Internet and direct marketing retail 1.5%
Amazon.com, Inc. (I)	2,884	2,374,916
Expedia, Inc.	3,174	385,927
Liberty Expedia Holdings, Inc., Series A (I)	590	25,966
Liberty Interactive Corp., Series A (I)	14,171	271,800
Liberty Ventures, Series A (I)	941	41,075
Netflix, Inc. (I)	2,928	411,999
The Priceline Group, Inc. (I)	519	817,492
TripAdvisor, Inc. (I)	2,057	108,815
Leisure products 0.2%
Hasbro, Inc.	4,004	330,370
Mattel, Inc.	9,022	236,467
Polaris Industries, Inc.	1,413	118,791
Media 3.4%
CBS Corp., Class B	9,185	592,341
Charter Communications, Inc., Class A (I)	2,337	757,071
Comcast Corp., Class A	30,281	2,283,793
Discovery Communications, Inc., Series A (I)	7,494	212,455
Discovery Communications, Inc., Series C (I)	2,065	57,221
DISH Network Corp., Class A (I)	5,214	308,512
Liberty Broadband Corp., Series A (I)	173	14,477
Liberty Broadband Corp., Series C (I)	1,484	126,645
Liberty Global PLC, Series A (I)	5,930	216,326
Liberty Global PLC, Series C (I)	6,027	211,729
Liberty Media Corp-Liberty SiriusXM, Class A (I)	4,037	146,301
Live Nation Entertainment, Inc. (I)	2,307	66,026
News Corp., Class A	6,507	79,971
News Corp., Class B	428	5,414
Omnicom Group, Inc.	9,515	814,960
Scripps Networks Interactive, Inc., Class A	2,559	194,893
Sirius XM Holdings, Inc.	43,925	207,326
TEGNA, Inc.	7,193	164,792
The Interpublic Group of Companies, Inc.	13,474	317,043
The Madison Square Garden Company, Class A (I)	198	34,783
The Walt Disney Company	15,145	1,675,794
Time Warner, Inc.	8,283	802,209
Twenty-First Century Fox, Inc., Class A	14,316	449,236
Twenty-First Century Fox, Inc., Class B	6,596	204,542
Viacom, Inc., Class A	34	1,539
Viacom, Inc., Class B	8,778	369,905

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Large Cap ETF

	Shares	Value
Consumer discretionary (continued)
Multiline retail 0.9%
Dollar General Corp.	7,569	$558,744
Dollar Tree, Inc. (I)	6,309	486,992
Kohl's Corp.	7,142	284,466
Macy's, Inc.	12,499	369,220
Nordstrom, Inc.	4,997	220,967
Target Corp.	9,624	620,556
Specialty retail 2.7%
Advance Auto Parts, Inc.	1,844	302,859
AutoNation, Inc. (I)	1,937	102,893
AutoZone, Inc. (I)	507	367,565
Bed Bath & Beyond, Inc.	5,627	227,049
Best Buy Company, Inc.	9,087	404,553
Burlington Stores, Inc. (I)	805	67,379
CarMax, Inc. (I)	5,346	356,632
Dick's Sporting Goods, Inc.	2,330	120,228
Foot Locker, Inc.	3,322	227,690
L Brands, Inc.	4,276	257,458
Lowe's Companies, Inc.	11,918	870,967
O'Reilly Automotive, Inc. (I)	1,871	490,707
Ross Stores, Inc.	9,354	618,393
Signet Jewelers, Ltd.	739	57,398
Staples, Inc.	13,963	128,460
The Gap, Inc.	8,182	188,431
The Home Depot, Inc.	12,872	1,770,930
The Michaels Companies, Inc. (I)	1,085	21,342
The TJX Companies, Inc.	8,298	621,686
Tiffany & Company	3,286	258,674
Tractor Supply Company	3,407	250,994
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,321	359,682
Williams-Sonoma, Inc.	2,230	107,508
Textiles, apparel and luxury goods 0.7%
Carter's, Inc.	896	75,040
Coach, Inc.	6,138	229,254
Hanesbrands, Inc.	7,684	182,188
lululemon athletica, Inc. (I)	2,109	142,379
Michael Kors Holdings, Ltd. (I)	4,153	177,790
NIKE, Inc., Class B	13,396	708,648
PVH Corp.	1,515	142,122
Ralph Lauren Corp.	1,885	166,691
Under Armour, Inc., Class A (I)	2,513	54,004
Under Armour, Inc., Class C (I)	2,708	52,048
VF Corp.	5,127	263,938
Consumer staples 8.1%		24,488,416
Beverages 1.6%
Brown-Forman Corp., Class A	1,270	59,411
Brown-Forman Corp., Class B	5,460	248,976
Constellation Brands, Inc., Class A	2,634	394,468
Dr. Pepper Snapple Group, Inc.	6,328	577,114
Molson Coors Brewing Company, Class B	4,259	411,079
Monster Beverage Corp. (I)	3,070	130,782

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Consumer staples (continued)
Beverages (continued)
PepsiCo, Inc.	15,266	$1,584,305
The Coca-Cola Company	35,435	1,473,033
Food and staples retailing 1.8%
Casey's General Stores, Inc.	685	78,707
Costco Wholesale Corp.	4,450	729,578
CVS Health Corp.	12,599	992,927
Rite Aid Corp. (I)	15,507	87,149
Sysco Corp.	9,216	483,471
The Kroger Company	21,253	721,752
US Foods Holding Corp. (I)	465	12,648
Wal-Mart Stores, Inc.	20,208	1,348,682
Walgreens Boots Alliance, Inc.	8,484	695,179
Whole Foods Market, Inc.	8,496	256,749
Food products 2.1%
Archer-Daniels-Midland Company	8,595	380,415
Blue Buffalo Pet Products, Inc. (I)	652	15,811
Bunge, Ltd.	4,412	305,355
Campbell Soup Company	5,707	355,147
ConAgra Foods, Inc.	11,547	451,372
General Mills, Inc.	10,301	643,606
Hormel Foods Corp.	6,616	240,161
Ingredion, Inc.	2,298	294,581
Kellogg Company	3,776	274,553
Lamb Weston Holdings, Inc.	3,671	137,149
McCormick & Company, Inc.	3,600	343,980
Mead Johnson Nutrition Company	4,164	293,395
Mondelez International, Inc., Class A	16,942	750,192
Pilgrim's Pride Corp.	1,212	23,198
Pinnacle Foods, Inc.	2,160	114,890
Post Holdings, Inc. (I)	853	71,379
The Hershey Company	4,711	496,869
The J.M. Smucker Company	2,772	376,576
The Kraft Heinz Company	3,396	303,229
The WhiteWave Foods Company (I)	3,531	194,417
TreeHouse Foods, Inc. (I)	738	55,999
Tyson Foods, Inc., Class A	6,142	385,656
Household products 1.3%
Church & Dwight Company, Inc.	3,465	156,687
Colgate-Palmolive Company	7,808	504,241
Kimberly-Clark Corp.	4,079	494,089
Spectrum Brands Holdings, Inc.	456	60,826
The Clorox Company	3,847	461,640
The Procter & Gamble Company	25,735	2,254,386
Personal products 0.2%
Coty, Inc., Class A	277	5,318
Edgewell Personal Care Company (I)	1,900	149,796
Herbalife, Ltd. (I)	1,005	56,481
The Estee Lauder Companies, Inc., Class A	3,961	321,673
Tobacco 1.1%
Altria Group, Inc.	21,072	1,499,905

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Large Cap ETF

	Shares	Value
Consumer staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	12,807	$1,231,137
Reynolds American, Inc.	8,287	498,297
Energy 5.7%		17,315,285
Energy equipment and services 0.8%
Baker Hughes, Inc.	4,441	280,138
Core Laboratories NV	553	64,607
Halliburton Company	8,115	459,066
Helmerich & Payne, Inc.	3,195	227,356
National Oilwell Varco, Inc.	5,064	191,470
Schlumberger, Ltd.	13,079	1,094,843
TechnipFMC PLC (I)	5,651	189,987
Weatherford International PLC (I)	11,896	61,978
Oil, gas and consumable fuels 4.9%
Anadarko Petroleum Corp.	4,546	316,083
Antero Resources Corp. (I)	2,864	69,910
Apache Corp.	5,905	353,237
Cabot Oil & Gas Corp.	7,909	169,885
Cheniere Energy Partners LP Holdings LLC	232	5,301
Cheniere Energy, Inc. (I)	2,092	99,684
Chevron Corp.	20,813	2,317,528
Cimarex Energy Company	1,708	230,939
Concho Resources, Inc. (I)	2,217	309,138
ConocoPhillips	12,439	606,526
Continental Resources, Inc. (I)	1,778	86,340
Devon Energy Corp.	5,933	270,189
Diamondback Energy, Inc. (I)	565	59,421
Energen Corp. (I)	850	45,807
EOG Resources, Inc.	4,718	479,254
EQT Corp.	4,129	250,341
Exxon Mobil Corp.	43,159	3,620,609
Hess Corp.	6,281	340,305
HollyFrontier Corp.	5,539	160,465
Kinder Morgan, Inc.	8,400	187,656
Marathon Oil Corp.	12,821	214,752
Marathon Petroleum Corp.	9,588	460,703
Murphy Oil Corp.	1,657	47,904
Newfield Exploration Company (I)	2,616	104,849
Noble Energy, Inc.	7,571	301,023
Occidental Petroleum Corp.	5,765	390,694
ONEOK, Inc.	7,090	390,730
Parsley Energy, Inc., Class A (I)	1,043	36,734
Phillips 66	7,145	583,175
Pioneer Natural Resources Company	1,520	273,950
QEP Resources, Inc. (I)	2,337	40,757
Range Resources Corp.	2,166	70,048
Spectra Energy Corp.	13,792	574,437
Tesoro Corp.	3,751	303,268
The Williams Companies, Inc.	10,695	308,444
Valero Energy Corp.	10,124	665,754

6SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Financials 14.6%		$43,976,787
Banks 5.5%
Bank of America Corp.	84,007	1,901,918
BB&T Corp.	10,535	486,612
BOK Financial Corp.	137	11,267
CIT Group, Inc.	5,293	218,019
Citigroup, Inc.	22,257	1,242,608
Citizens Financial Group, Inc.	9,427	340,975
Comerica, Inc.	4,855	327,858
Commerce Bancshares, Inc.	1,276	72,132
East West Bancorp, Inc.	2,717	139,762
Fifth Third Bancorp	25,896	675,886
First Republic Bank	3,330	314,119
Huntington Bancshares, Inc.	23,513	318,131
JPMorgan Chase & Co.	38,483	3,256,816
KeyCorp	23,948	430,346
M&T Bank Corp.	3,788	615,815
PacWest Bancorp	1,293	71,632
People's United Financial, Inc.	6,695	125,531
Regions Financial Corp.	37,786	544,496
Signature Bank (I)	925	145,706
SunTrust Banks, Inc.	13,493	766,672
SVB Financial Group (I)	768	132,273
The PNC Financial Services Group, Inc. (I)	6,274	755,766
U.S. Bancorp	19,072	1,004,141
Wells Fargo & Company	46,461	2,617,148
Zions Bancorporation	4,658	196,521
Capital markets 3.2%
Affiliated Managers Group, Inc. (I)	1,345	204,924
Ameriprise Financial, Inc.	5,967	669,915
BlackRock, Inc.	976	365,004
CBOE Holdings, Inc.	1,533	122,057
CME Group, Inc.	3,666	443,879
E*TRADE Financial Corp. (I)	4,858	181,932
Eaton Vance Corp.	1,075	45,075
FactSet Research Systems, Inc.	966	167,166
Franklin Resources, Inc.	7,595	301,825
Intercontinental Exchange, Inc.	7,131	416,165
Invesco, Ltd.	9,604	277,748
MarketAxess Holdings, Inc.	497	93,063
Moody's Corp.	4,402	456,355
Morgan Stanley	14,151	601,276
MSCI, Inc.	2,562	212,006
Nasdaq, Inc.	3,002	211,761
Northern Trust Corp.	5,600	464,576
Raymond James Financial, Inc.	3,305	247,644
S&P Global, Inc.	4,399	528,672
SEI Investments Company	4,483	217,470
State Street Corp.	5,521	420,700
T. Rowe Price Group, Inc.	6,125	413,070
TD Ameritrade Holding Corp.	8,190	377,969
The Bank of New York Mellon Corp.	14,397	643,978
The Charles Schwab Corp.	13,375	551,585

SEE NOTES TO FUND'S INVESTMENTS7

Multifactor Large Cap ETF

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	3,626	$831,514
Consumer finance 0.9%
Ally Financial, Inc.	10,328	218,127
American Express Company	8,683	663,208
Capital One Financial Corp.	9,059	791,666
Discover Financial Services	11,283	781,686
Navient Corp.	7,975	119,944
Synchrony Financial	3,792	135,829
Diversified financial services 1.0%
Berkshire Hathaway, Inc., Class B (I)	16,933	2,779,383
Leucadia National Corp.	6,021	143,601
Voya Financial, Inc.	3,290	132,324
Insurance 3.9%
Aflac, Inc.	6,513	455,845
Alleghany Corp. (I)	363	222,000
American Financial Group, Inc.	2,208	190,263
American International Group, Inc.	11,160	717,142
AmTrust Financial Services, Inc.	742	19,581
Aon PLC	4,463	502,980
Arch Capital Group, Ltd. (I)	2,695	238,103
Arthur J. Gallagher & Company	3,758	202,293
Assurant, Inc.	1,005	97,616
Axis Capital Holdings, Ltd.	2,718	173,979
Brown & Brown, Inc.	2,662	112,150
Chubb, Ltd.	3,818	502,029
Cincinnati Financial Corp.	3,958	279,356
CNA Financial Corp.	884	36,819
Endurance Specialty Holdings, Ltd.	292	27,065
Erie Indemnity Company, Class A	295	33,072
Everest Re Group, Ltd.	1,420	312,301
First American Financial Corp.	1,125	42,278
FNF Group	4,367	154,417
Lincoln National Corp.	7,508	506,865
Loews Corp.	8,030	374,037
Markel Corp. (I)	264	244,200
Marsh & McLennan Companies, Inc.	6,666	453,421
MetLife, Inc.	7,877	428,588
Old Republic International Corp.	3,533	73,486
Principal Financial Group, Inc.	9,030	515,523
Prudential Financial, Inc.	6,627	696,564
Reinsurance Group of America, Inc.	1,934	242,659
RenaissanceRe Holdings, Ltd.	686	93,516
The Allstate Corp.	5,785	435,090
The Hartford Financial Services Group, Inc.	13,680	666,353
The Progressive Corp.	15,241	570,623
The Travelers Companies, Inc.	6,760	796,193
Torchmark Corp.	3,399	249,962
Unum Group	8,379	380,658
W.R. Berkley Corp.	2,897	194,707
Willis Towers Watson PLC	2,799	350,239
XL Group, Ltd.	7,350	276,140

8SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	10,448	$158,705
TFS Financial Corp.	270	4,722
Health care 12.4%		37,566,978
Biotechnology 2.0%
AbbVie, Inc.	11,934	729,287
Alexion Pharmaceuticals, Inc. (I)	2,130	278,348
Alkermes PLC (I)	1,585	85,764
Alnylam Pharmaceuticals, Inc. (I)	452	18,075
Amgen, Inc.	7,699	1,206,279
Biogen, Inc. (I)	2,418	670,366
BioMarin Pharmaceutical, Inc. (I)	1,802	157,909
Celgene Corp. (I)	6,641	771,352
Gilead Sciences, Inc.	14,560	1,054,872
Incyte Corp. (I)	2,431	294,662
OPKO Health, Inc. (I)	4,225	36,715
Regeneron Pharmaceuticals, Inc. (I)	871	312,942
Seattle Genetics, Inc. (I)	874	52,650
United Therapeutics Corp. (I)	680	111,268
Vertex Pharmaceuticals, Inc. (I)	2,559	219,741
Health care equipment and supplies 2.7%
Abbott Laboratories	23,507	981,887
ABIOMED, Inc. (I)	243	25,848
Align Technology, Inc. (I)	676	61,982
Baxter International, Inc.	7,424	355,684
Becton, Dickinson and Company	3,716	658,810
Boston Scientific Corp. (I)	15,297	368,046
C.R. Bard, Inc.	2,477	587,866
Danaher Corp.	6,327	530,962
DENTSPLY SIRONA, Inc.	5,635	319,505
DexCom, Inc. (I)	713	56,434
Edwards Lifesciences Corp. (I)	4,843	466,090
Hologic, Inc. (I)	7,427	301,016
IDEXX Laboratories, Inc. (I)	2,341	286,375
Intuitive Surgical, Inc. (I)	428	296,471
Medtronic PLC	12,205	927,824
ResMed, Inc.	3,534	238,686
STERIS PLC	1,058	74,938
Stryker Corp.	4,112	507,955
Teleflex, Inc.	705	118,250
The Cooper Companies, Inc.	1,020	188,302
Varex Imaging Corp. (I)	1,351	38,847
Varian Medical Systems, Inc. (I)	3,378	262,302
West Pharmaceutical Services, Inc.	665	56,279
Zimmer Biomet Holdings, Inc.	3,270	386,939
Health care providers and services 3.5%
Acadia Healthcare Company, Inc. (I)	555	21,295
Aetna, Inc.	8,065	956,590
AmerisourceBergen Corp.	4,363	380,803
Anthem, Inc.	5,211	803,224
Cardinal Health, Inc.	5,814	435,817

SEE NOTES TO FUND'S INVESTMENTS9

Multifactor Large Cap ETF

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp. (I)	3,321	$210,120
Cigna Corp.	5,035	736,218
DaVita, Inc. (I)	7,830	499,163
Express Scripts Holding Company (I)	9,714	669,100
HCA Holdings, Inc. (I)	3,338	267,975
Henry Schein, Inc. (I)	2,643	422,510
Humana, Inc.	3,024	600,264
Laboratory Corp. of America Holdings (I)	3,853	517,111
McKesson Corp.	3,316	461,421
MEDNAX, Inc. (I)	2,416	165,134
Patterson Companies, Inc.	3,311	137,771
Premier, Inc., Class A (I)	188	5,990
Quest Diagnostics, Inc.	6,675	613,566
UnitedHealth Group, Inc.	12,266	1,988,319
Universal Health Services, Inc., Class B	3,574	402,540
VCA, Inc. (I)	1,347	122,038
WellCare Health Plans, Inc. (I)	550	80,047
Health care technology 0.1%
athenahealth, Inc. (I)	436	54,932
Cerner Corp. (I)	7,759	416,736
Veeva Systems, Inc., Class A (I)	424	17,948
Life sciences tools and services 0.7%
Agilent Technologies, Inc.	8,533	417,861
Illumina, Inc. (I)	1,573	251,837
Mettler-Toledo International, Inc. (I)	738	314,853
PerkinElmer, Inc.	2,442	129,890
Quintiles Transnational Holdings, Inc. (I)	2,134	167,498
Thermo Fisher Scientific, Inc.	4,271	650,858
Waters Corp. (I)	2,445	346,334
Pharmaceuticals 3.4%
Allergan PLC (I)	2,709	592,973
Bristol-Myers Squibb Company	11,924	586,184
Eli Lilly & Company	9,879	760,979
Endo International PLC (I)	2,919	35,729
Jazz Pharmaceuticals PLC (I)	960	117,043
Johnson & Johnson	28,101	3,182,438
Mallinckrodt PLC (I)	1,341	65,347
Merck & Company, Inc.	28,693	1,778,679
Mylan NV (I)	10,022	381,337
Perrigo Company PLC	2,722	207,280
Pfizer, Inc.	64,108	2,034,147
Zoetis, Inc.	8,401	461,551
Industrials 12.7%		38,427,508
Aerospace and defense 2.4%
Arconic, Inc.	8,968	204,381
B/E Aerospace, Inc.	3,075	189,020
General Dynamics Corp.	3,241	586,880
Huntington Ingalls Industries, Inc.	1,114	216,071
L3 Technologies, Inc.	2,351	373,080
Lockheed Martin Corp.	2,833	712,018

10SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	3,177	$727,787
Orbital ATK, Inc.	262	22,781
Raytheon Company	5,399	778,320
Rockwell Collins, Inc.	4,649	421,943
Spirit AeroSystems Holdings, Inc., Class A	2,267	136,133
Textron, Inc.	7,553	357,786
The Boeing Company	6,556	1,071,382
TransDigm Group, Inc.	1,050	227,220
United Technologies Corp.	10,134	1,111,396
Air freight and logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,306	327,514
Expeditors International of Washington, Inc.	5,130	267,170
FedEx Corp.	4,479	847,024
United Parcel Service, Inc., Class B	6,295	686,973
Airlines 1.1%
Alaska Air Group, Inc.	3,610	338,690
American Airlines Group, Inc.	11,543	510,778
Delta Air Lines, Inc.	13,706	647,471
JetBlue Airways Corp. (I)	5,507	107,992
Southwest Airlines Company	19,306	1,009,897
United Continental Holdings, Inc. (I)	10,789	760,301
Building products 0.5%
Allegion PLC	1,822	119,651
AO Smith Corp.	2,509	122,314
Fortune Brands Home & Security, Inc.	3,282	180,937
Johnson Controls International PLC	13,313	585,506
Lennox International, Inc.	759	119,019
Masco Corp.	7,083	233,385
Owens Corning	2,444	135,031
Commercial services and supplies 0.6%
Cintas Corp.	3,055	354,716
Copart, Inc. (I)	1,429	81,081
KAR Auction Services, Inc.	2,809	127,950
Republic Services, Inc.	9,509	545,626
Rollins, Inc.	1,890	66,641
Stericycle, Inc. (I)	1,872	144,406
Waste Management, Inc.	7,966	553,637
Construction and engineering 0.2%
AECOM (I)	2,070	76,445
Fluor Corp.	5,159	286,325
Jacobs Engineering Group, Inc. (I)	3,148	184,315
Electrical equipment 0.8%
Acuity Brands, Inc.	730	151,278
AMETEK, Inc.	6,276	320,704
Eaton Corp. PLC	7,115	503,600
Emerson Electric Company	9,576	561,728
Hubbell, Inc.	1,346	164,320
Rockwell Automation, Inc.	3,733	552,447
Sensata Technologies Holding NV (I)	2,805	117,670

SEE NOTES TO FUND'S INVESTMENTS11

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Industrial conglomerates 1.7%
3M Company	6,814	$1,191,223
Carlisle Companies, Inc.	1,749	190,833
General Electric Company	76,881	2,283,366
Honeywell International, Inc.	7,412	876,988
Roper Technologies, Inc.	2,529	485,189
Machinery 2.6%
Allison Transmission Holdings, Inc.	3,234	113,125
Caterpillar, Inc.	6,984	668,089
Cummins, Inc.	4,474	657,723
Deere & Company	5,935	635,342
Donaldson Company, Inc.	3,526	148,974
Dover Corp.	6,220	483,605
Flowserve Corp.	4,457	219,106
Fortive Corp.	4,397	243,198
IDEX Corp.	1,936	174,550
Illinois Tool Works, Inc.	5,631	716,263
Ingersoll-Rand PLC	7,873	624,723
Lincoln Electric Holdings, Inc.	1,318	109,882
Nordson Corp.	565	64,144
PACCAR, Inc.	10,003	673,302
Parker-Hannifin Corp.	4,153	611,031
Pentair PLC	4,392	257,503
Snap-on, Inc.	1,543	280,101
Stanley Black & Decker, Inc.	4,346	538,904
The Middleby Corp. (I)	1,033	138,608
The Toro Company	1,334	78,613
WABCO Holdings, Inc. (I)	1,135	123,749
Wabtec Corp.	1,676	145,209
Xylem, Inc.	3,870	190,830
Professional services 0.5%
Equifax, Inc.	3,955	463,842
ManpowerGroup, Inc.	2,581	246,382
Nielsen Holdings PLC	5,170	211,505
Robert Half International, Inc.	3,506	164,992
The Dun & Bradstreet Corp.	269	32,985
TransUnion (I)	808	25,476
Verisk Analytics, Inc. (I)	3,375	278,910
Road and rail 1.2%
AMERCO	172	64,787
CSX Corp.	22,314	1,035,146
Hertz Global Holdings, Inc. (I)	2,223	46,616
J.B. Hunt Transport Services, Inc.	3,415	338,358
Kansas City Southern	2,825	242,696
Norfolk Southern Corp.	5,950	698,887
Old Dominion Freight Line, Inc. (I)	1,495	131,979
Union Pacific Corp.	10,494	1,118,451
Trading companies and distributors 0.4%
Fastenal Company	7,310	363,161
HD Supply Holdings, Inc. (I)	3,248	137,390
MSC Industrial Direct Company, Inc., Class A	268	27,376

12SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals, Inc. (I)	2,417	$305,775
W.W. Grainger, Inc.	1,916	483,924
Watsco, Inc.	318	48,571
Transportation infrastructure 0.0%
Macquarie Infrastructure Corp.	1,432	107,386
Information technology 19.1%		57,879,112
Communications equipment 1.1%
Arista Networks, Inc. (I)	409	38,446
ARRIS International PLC (I)	2,825	80,739
Brocade Communications Systems, Inc.	5,280	65,842
Cisco Systems, Inc.	55,833	1,715,190
CommScope Holding Company, Inc. (I)	2,893	109,413
F5 Networks, Inc. (I)	1,741	233,346
Harris Corp.	4,071	418,132
Juniper Networks, Inc.	10,617	284,323
Motorola Solutions, Inc.	4,023	324,696
Palo Alto Networks, Inc. (I)	717	105,801
Electronic equipment, instruments and components 1.1%
Amphenol Corp., Class A	9,656	651,683
Arrow Electronics, Inc. (I)	3,440	252,909
Avnet, Inc.	4,304	199,878
CDW Corp.	3,377	173,949
Corning, Inc.	24,571	650,886
Dolby Laboratories, Inc., Class A	478	22,901
Flex, Ltd. (I)	21,957	344,066
FLIR Systems, Inc.	884	31,232
IPG Photonics Corp. (I)	480	55,195
Keysight Technologies, Inc. (I)	3,482	129,078
TE Connectivity, Ltd.	9,762	725,797
Trimble, Inc. (I)	5,578	165,220
Internet software and services 2.4%
Akamai Technologies, Inc. (I)	3,908	268,050
Alphabet, Inc., Class A (I)	4,302	3,528,457
Alphabet, Inc., Class C (I)	458	364,930
CoStar Group, Inc. (I)	475	95,998
eBay, Inc. (I)	19,055	606,521
Facebook, Inc., Class A (I)	11,021	1,436,257
GoDaddy, Inc., Class A (I)	36	1,286
InterActiveCorp (I)	1,894	130,326
MercadoLibre, Inc.	510	94,549
Twitter, Inc. (I)	1,116	19,664
VeriSign, Inc. (I)	2,428	194,750
Yahoo!, Inc. (I)	12,326	543,207
Zillow Group, Inc., Class A (I)	172	6,189
Zillow Group, Inc., Class C (I)	480	16,982
IT services 3.8%
Accenture PLC, Class A	6,974	794,129
Alliance Data Systems Corp.	1,826	417,022
Amdocs, Ltd.	5,124	300,830
Automatic Data Processing, Inc.	6,363	642,599

SEE NOTES TO FUND'S INVESTMENTS13

Multifactor Large Cap ETF

	Shares	Value
Information technology (continued)
IT services (continued)
Black Knight Financial Services, Inc., Class A (I)	213	$7,764
Broadridge Financial Solutions, Inc.	2,523	167,855
Cognizant Technology Solutions Corp., Class A (I)	9,005	473,573
Computer Sciences Corp.	5,680	353,296
Conduent, Inc. (I)	5,978	89,431
CSRA, Inc.	5,455	169,214
Fidelity National Information Services, Inc.	6,601	524,251
First Data Corp., Class A (I)	3,570	54,764
Fiserv, Inc. (I)	7,861	844,507
FleetCor Technologies, Inc. (I)	1,701	250,880
Gartner, Inc. (I)	1,967	195,441
Genpact, Ltd. (I)	2,377	58,664
Global Payments, Inc.	2,538	196,137
IBM Corp.	9,406	1,641,535
Jack Henry & Associates, Inc.	1,806	162,143
Leidos Holdings, Inc.	2,195	106,062
MasterCard, Inc., Class A	10,804	1,148,789
Paychex, Inc.	8,157	491,786
PayPal Holdings, Inc. (I)	7,932	315,535
Sabre Corp.	3,516	86,142
The Western Union Company	14,675	287,337
Total System Services, Inc.	5,475	277,473
Vantiv, Inc., Class A (I)	2,844	177,011
Visa, Inc., Class A	16,015	1,324,601
Semiconductors and semiconductor equipment 3.5%
Advanced Micro Devices, Inc. (I)	3,451	35,787
Analog Devices, Inc.	8,819	660,896
Applied Materials, Inc.	19,828	679,109
Broadcom, Ltd.	3,853	768,674
Intel Corp.	64,960	2,391,827
Lam Research Corp.	4,433	509,174
Linear Technology Corp.	6,778	427,895
Marvell Technology Group, Ltd.	11,706	174,068
Maxim Integrated Products, Inc.	7,862	349,702
Microchip Technology, Inc.	5,509	371,031
Micron Technology, Inc. (I)	19,040	459,054
NVIDIA Corp.	6,659	727,030
Qorvo, Inc. (I)	2,240	143,830
QUALCOMM, Inc.	16,214	866,314
Skyworks Solutions, Inc.	4,318	396,133
Texas Instruments, Inc.	12,039	909,426
Versum Materials, Inc. (I)	1,366	38,180
Xilinx, Inc.	8,124	472,817
Software 3.9%
Activision Blizzard, Inc.	10,316	414,806
Adobe Systems, Inc. (I)	3,554	402,953
ANSYS, Inc. (I)	1,914	178,500
Atlassian Corp. PLC, Class A (I)	187	5,167
Autodesk, Inc. (I)	3,902	317,389
CA, Inc.	11,548	361,106
Cadence Design Systems, Inc. (I)	6,476	168,570

14SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Information technology (continued)
Software (continued)
CDK Global, Inc.	2,943	$184,085
Citrix Systems, Inc. (I)	4,045	368,864
Electronic Arts, Inc. (I)	6,781	565,739
Fortinet, Inc. (I)	1,057	35,156
Intuit, Inc.	4,112	487,601
Microsoft Corp.	74,875	4,840,669
Oracle Corp.	36,926	1,481,102
PTC, Inc. (I)	735	38,639
Red Hat, Inc. (I)	3,728	282,881
salesforce.com, Inc. (I)	3,917	309,835
ServiceNow, Inc. (I)	1,730	156,773
Splunk, Inc. (I)	1,266	73,251
SS&C Technologies Holdings, Inc.	2,914	93,627
Symantec Corp.	18,362	505,873
Synopsys, Inc. (I)	3,926	246,906
The Ultimate Software Group, Inc. (I)	280	54,225
Tyler Technologies, Inc. (I)	304	44,390
VMware, Inc., Class A (I)	924	80,887
Workday, Inc., Class A (I)	1,075	89,322
Technology hardware, storage and peripherals 3.3%
Apple, Inc.	60,382	7,327,356
Hewlett Packard Enterprise Company	24,283	550,738
HP, Inc.	28,773	433,034
NetApp, Inc.	7,069	270,884
Seagate Technology PLC	11,965	540,220
Western Digital Corp.	9,407	750,020
Xerox Corp.	27,841	192,938
Materials 4.2%		12,506,637
Chemicals 2.5%
AdvanSix, Inc. (I)	85	2,184
Air Products & Chemicals, Inc.	3,152	440,524
Albemarle Corp.	2,699	250,035
Ashland Global Holdings, Inc.	1,892	225,205
Axalta Coating Systems, Ltd. (I)	4,120	119,480
Celanese Corp., Series A	4,347	366,887
CF Industries Holdings, Inc.	7,932	279,920
E.I. du Pont de Nemours & Company	9,304	702,452
Eastman Chemical Company	5,216	404,240
Ecolab, Inc.	3,598	432,228
FMC Corp.	3,883	233,601
International Flavors & Fragrances, Inc.	2,146	251,533
LyondellBasell Industries NV, Class A	4,735	441,633
Monsanto Company	4,380	474,398
NewMarket Corp.	204	87,959
PPG Industries, Inc.	4,048	404,840
Praxair, Inc.	3,759	445,216
RPM International, Inc.	3,466	181,133
The Dow Chemical Company	11,329	675,548
The Mosaic Company	4,235	132,852
The Scotts Miracle-Gro Company, Class A	884	81,301

SEE NOTES TO FUND'S INVESTMENTS15

Multifactor Large Cap ETF

	Shares	Value
Materials (continued)
Chemicals (continued)
The Sherwin-Williams Company	1,344	$408,321
The Valspar Corp.	2,079	230,083
W.R. Grace & Company	1,530	106,090
Westlake Chemical Corp.	733	45,380
Construction materials 0.3%
Martin Marietta Materials, Inc.	1,494	343,022
Vulcan Materials Company	3,327	426,954
Containers and packaging 0.8%
AptarGroup, Inc.	874	63,776
Avery Dennison Corp.	1,529	111,648
Ball Corp.	4,786	364,980
Bemis Company, Inc.	1,389	67,672
Berry Plastics Group, Inc. (I)	1,239	63,226
Crown Holdings, Inc. (I)	3,618	195,987
Graphic Packaging Holding Company	5,388	67,404
International Paper Company	13,771	779,439
Packaging Corp. of America	2,617	241,235
Sealed Air Corp.	4,984	241,724
Sonoco Products Company	1,526	83,854
WestRock Company	2,871	153,197
Metals and mining 0.6%
Alcoa Corp.	2,924	106,580
Freeport-McMoRan, Inc. (I)	26,482	440,925
Newmont Mining Corp.	10,337	375,026
Nucor Corp.	8,574	498,064
Reliance Steel & Aluminum Company	2,056	163,760
Royal Gold, Inc.	642	46,333
Southern Copper Corp.	2,537	97,319
Steel Dynamics, Inc.	4,480	151,469
Real estate 3.3%		10,052,855
Equity real estate investment trusts 2.9%
Alexandria Real Estate Equities, Inc.	1,361	150,826
American Campus Communities, Inc.	1,290	62,720
American Homes 4 Rent, Class A	1,076	23,973
American Tower Corp.	3,545	366,908
Apartment Investment & Management Company, Class A	2,533	111,629
AvalonBay Communities, Inc.	2,221	384,922
Boston Properties, Inc.	2,753	360,368
Brixmor Property Group, Inc.	3,084	74,417
Camden Property Trust	1,519	126,943
Communications Sales & Leasing, Inc.	965	25,360
CubeSmart	1,689	42,445
DDR Corp.	4,979	75,581
Digital Realty Trust, Inc.	2,548	274,241
Douglas Emmett, Inc.	1,022	38,672
Duke Realty Corp.	6,295	153,157
EPR Properties	436	32,251
Equity LifeStyle Properties, Inc.	926	68,468
Equity Residential	5,786	351,615
Essex Property Trust, Inc.	1,103	247,403

16SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Extra Space Storage, Inc.	1,943	$139,993
Federal Realty Investment Trust	1,323	185,789
Forest City Realty Trust, Inc., Class A	2,589	58,615
Gaming and Leisure Properties, Inc.	1,396	44,155
GGP, Inc.	6,463	160,541
HCP, Inc.	7,834	237,527
Healthcare Trust of America, Inc., Class A	934	27,151
Highwoods Properties, Inc.	936	48,120
Hospitality Properties Trust	1,130	35,177
Host Hotels & Resorts, Inc.	13,855	250,360
Kilroy Realty Corp.	1,517	113,547
Kimco Realty Corp.	7,704	191,753
Liberty Property Trust	2,452	94,132
Life Storage, Inc.	112	9,122
MGM Growth Properties LLC, Class A	251	6,481
Mid-America Apartment Communities, Inc.	1,125	106,819
National Retail Properties, Inc.	1,869	81,488
Omega Healthcare Investors, Inc.	2,417	77,513
Park Hotels & Resorts, Inc.	1,486	40,330
Prologis, Inc.	6,526	318,795
Public Storage	1,419	305,085
Quality Care Properties, Inc. (I)	1,194	22,041
Realty Income Corp.	4,184	249,492
Regency Centers Corp.	1,731	120,703
Senior Housing Properties Trust	1,626	30,975
Simon Property Group, Inc.	2,574	473,024
SL Green Realty Corp.	1,804	196,582
Spirit Realty Capital, Inc.	5,163	54,315
Sun Communities, Inc.	430	33,867
Taubman Centers, Inc.	550	38,962
The Macerich Company	2,513	172,618
UDR, Inc.	4,455	155,702
Ventas, Inc.	4,387	270,546
Vornado Realty Trust	3,313	352,205
Weingarten Realty Investors	1,116	39,763
Welltower, Inc.	4,415	292,715
Weyerhaeuser Company	18,574	581,923
WP Carey, Inc.	1,497	92,724
Real estate investment trusts 0.3%
Crown Castle International Corp.	4,188	367,832
Equinix, Inc.	884	340,322
Iron Mountain, Inc.	4,785	171,303
Lamar Advertising Company, Class A	1,047	79,069
VEREIT, Inc.	9,649	82,306
Real estate management and development 0.1%
CBRE Group, Inc., Class A (I)	6,844	207,784
Jones Lang LaSalle, Inc.	761	78,406
The Howard Hughes Corp. (I)	406	43,284

SEE NOTES TO FUND'S INVESTMENTS17

Multifactor Large Cap ETF

	Shares	Value
Telecommunication services 1.8%		$5,533,677
Diversified telecommunication services 1.7%
AT&T, Inc.	54,445	2,295,401
CenturyLink, Inc.	14,987	387,564
Frontier Communications Corp.	24,665	86,081
Level 3 Communications, Inc. (I)	5,558	330,479
SBA Communications Corp. (I)	2,705	284,728
Verizon Communications, Inc.	35,305	1,730,298
Zayo Group Holdings, Inc. (I)	1,668	53,309
Wireless telecommunication services 0.1%
Sprint Corp. (I)	8,350	77,071
T-Mobile US, Inc. (I)	4,637	288,746
Utilities 4.4%		13,379,211
Electric utilities 2.4%
Alliant Energy Corp.	5,971	224,808
American Electric Power Company, Inc.	9,887	633,361
Duke Energy Corp.	6,026	473,282
Edison International	10,077	734,412
Entergy Corp.	6,064	434,425
Eversource Energy	7,884	436,143
Exelon Corp.	15,030	539,276
FirstEnergy Corp.	11,248	341,039
Great Plains Energy, Inc.	757	20,855
NextEra Energy, Inc.	5,367	664,005
OGE Energy Corp.	6,788	227,670
PG&E Corp.	8,069	499,390
Pinnacle West Capital Corp.	3,706	287,697
PPL Corp.	15,941	555,384
The Southern Company	9,846	486,688
Westar Energy, Inc.	3,229	176,594
Xcel Energy, Inc.	16,162	667,814
Gas utilities 0.2%
Atmos Energy Corp.	2,311	176,052
National Fuel Gas Company	1,449	81,361
UGI Corp.	4,942	229,161
Independent power and renewable electricity producers 0.1%
AES Corp.	22,102	252,847
Calpine Corp. (I)	7,571	89,338
Multi-utilities 1.6%
Ameren Corp.	7,899	415,882
CenterPoint Energy, Inc.	13,924	364,948
CMS Energy Corp.	7,600	323,760
Consolidated Edison, Inc.	8,045	598,146
Dominion Resources, Inc.	6,687	510,084
DTE Energy Company	5,402	532,853
MDU Resources Group, Inc.	1,956	57,409
NiSource, Inc.	11,720	262,176
Public Service Enterprise Group, Inc.	16,932	749,241
SCANA Corp.	3,801	261,129
Sempra Energy	3,262	333,996
WEC Energy Group, Inc.	6,822	402,839

18SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

			Shares	Value
Utilities (continued)
Water utilities 0.1%
American Water Works Company, Inc.			3,954	$290,382
Aqua America, Inc.			1,472	44,764
	Yield (%)		Shares	Value
Short-term investments 0.1%				$113,843
(Cost $113,843)
Money market funds 0.1%				113,843
State Street Institutional Liquid Reserves Fund, Premier Class	0.8089(Y	)	172	172
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	113,671	113,671
Total investments (Cost $285,207,802)† 100.0%				$302,436,069
Other assets and liabilities, net 0.0%				$147,232
Total net assets 100.0%				$302,583,301

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $285,211,185. Net unrealized appreciation aggregated to $17,224,884, of which $24,775,545 related to appreciated investment securities and $7,550,661 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS19

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2017, the fund used futures contracts to be a substitute for direct investment in securities or other assets and to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. The following table summarizes the contracts held at January 31, 2017:

The fund used futures contracts to. The following table summarizes the contracts held at January 31, 2017.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1	Long	Mar 2017	$112,640	$113,725	$1,085
						$1,085

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       20

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	850Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Large Cap ETF.		3/17

John Hancock

Multifactor Utilities ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Utilities ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 99.9%		$15,362,880
(Cost $15,316,219)
Energy 2.1%		329,723
Oil, gas and consumable fuels 2.1%
ONEOK, Inc.	5,983	329,723
Utilities 97.8%		15,033,157
Electric utilities 52.0%
Alliant Energy Corp.	5,691	214,266
American Electric Power Company, Inc.	8,997	576,348
Duke Energy Corp.	6,563	515,458
Edison International	11,845	863,264
Entergy Corp.	5,111	366,152
Eversource Energy	9,642	533,395
Exelon Corp.	19,113	685,774
FirstEnergy Corp.	12,609	382,305
Great Plains Energy, Inc.	5,338	147,062
IDACORP, Inc.	1,199	95,944
NextEra Energy, Inc.	4,507	557,606
PG&E Corp.	6,941	429,578
Pinnacle West Capital Corp.	3,889	301,903
Portland General Electric Company	2,723	118,750
PPL Corp.	22,587	786,931
The Southern Company	9,478	468,498
Westar Energy, Inc.	3,966	216,901
Xcel Energy, Inc.	17,888	739,132
Gas utilities 6.0%
Atmos Energy Corp.	2,987	227,550
National Fuel Gas Company	1,504	84,450
ONE Gas, Inc.	1,508	97,447
Southwest Gas Holdings, Inc.	1,770	142,609
UGI Corp.	5,094	236,209
WGL Holdings, Inc.	1,548	126,843
Independent power and renewable electricity producers 3.1%
AES Corp.	19,247	220,186
Calpine Corp. (I)	9,196	108,513
NRG Energy, Inc.	8,522	140,954
Multi-utilities 34.1%
Ameren Corp.	9,008	474,271
Black Hills Corp.	946	59,172
CenterPoint Energy, Inc.	12,407	325,187
CMS Energy Corp.	7,936	338,074
Consolidated Edison, Inc.	9,487	705,358
Dominion Resources, Inc.	7,617	581,025
DTE Energy Company	4,746	468,145
NiSource, Inc.	10,422	233,140
Public Service Enterprise Group, Inc.	19,167	848,140
SCANA Corp.	4,187	287,647
Sempra Energy	2,755	282,084
Vectren Corp.	2,762	151,606
WEC Energy Group, Inc.	8,274	488,580

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Utilities ETF

			Shares	Value
Utilities (continued)
Water utilities 2.6%
American Water Works Company, Inc.			4,101	$301,177
Aqua America, Inc.			3,470	105,523
	Yield (%)		Shares	Value
Short-term investments 0.2%				$33,036
(Cost $33,036)
Money market funds 0.2%				33,036
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	33,036	33,036
Total investments (Cost $15,349,255)† 100.1%				$15,395,916
Other assets and liabilities, net (0.1%)				($21,315)
Total net assets 100.0%				$15,374,601

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $15,349,255. Net unrealized appreciation aggregated to $46,661, of which $340,566 related to appreciated investment securities and $293,905 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	860Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Utilities ETF.		3/17

John Hancock

Multifactor Materials ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Materials ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$18,181,940
(Cost $16,025,025)
Energy 0.5%		97,930
Oil, gas and consumable fuels 0.5%
CONSOL Energy, Inc.	5,781	97,930
Industrials 2.5%		447,413
Aerospace and defense 2.5%
Arconic, Inc.	19,632	447,413
Information technology 0.4%		67,136
Semiconductors and semiconductor equipment 0.4%
Versum Materials, Inc. (I)	2,402	67,136
Materials 96.6%		17,569,461
Chemicals 65.1%
Air Products & Chemicals, Inc.	5,166	722,000
Albemarle Corp.	5,344	495,068
Ashland Global Holdings, Inc.	2,528	300,908
Axalta Coating Systems, Ltd. (I)	10,727	311,083
Celanese Corp., Series A	6,658	561,935
CF Industries Holdings, Inc.	10,743	379,120
E.I. du Pont de Nemours & Company	12,554	947,827
Eastman Chemical Company	7,711	597,603
Ecolab, Inc.	4,843	581,790
FMC Corp.	5,397	324,684
Huntsman Corp.	12,127	247,270
International Flavors & Fragrances, Inc.	2,793	327,368
LyondellBasell Industries NV, Class A	10,679	996,030
Monsanto Company	5,891	638,054
NewMarket Corp.	434	187,128
Olin Corp.	6,033	158,125
PPG Industries, Inc.	7,219	721,972
Praxair, Inc.	6,453	764,293
RPM International, Inc.	6,325	330,545
Sensient Technologies Corp.	1,416	108,678
The Dow Chemical Company	18,197	1,085,087
The Mosaic Company	13,942	437,361
The Scotts Miracle-Gro Company	2,901	266,805
W.R. Grace & Company	3,044	211,071
Westlake Chemical Corp.	2,110	130,630
Containers and packaging 8.0%
Avery Dennison Corp.	4,180	305,224
International Paper Company	20,436	1,156,678
Metals and mining 23.5%
Alcoa Corp.	6,787	247,386
Freeport-McMoRan, Inc. (I)	69,453	1,156,389
Newmont Mining Corp.	23,684	859,256
Nucor Corp.	14,152	822,090
Reliance Steel & Aluminum Company	3,228	257,110
Royal Gold, Inc.	2,868	206,984
Southern Copper Corp.	4,709	180,637
Steel Dynamics, Inc.	10,255	346,722

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Materials ETF

			Shares	Value
Materials (continued)
Metals and mining (continued)
United States Steel Corp.			6,070	$198,550
	Yield (%)		Shares	Value
Short-term investments 0.1%				$28,082
(Cost $28,082)
Money market funds 0.1%				28,082
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	28,082	28,082
Total investments (Cost $16,053,107)† 100.1%				$18,210,022
Other assets and liabilities, net (0.1%)				($23,514)
Total net assets 100.0%				$18,186,508

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $16,053,107. Net unrealized appreciation aggregated to $2,156,915, of which $2,254,538 related to appreciated investment securities and $97,623 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	880Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Materials ETF.		3/17

John Hancock

Multifactor Developed International ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Developed International ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 99.4%		$25,389,130
(Cost $24,499,282)
Australia 7.2%		1,840,503
AGL Energy, Ltd.	3,090	53,014
Amcor, Ltd.	2,240	24,317
AMP, Ltd.	20,924	79,422
APA Group	2,150	13,743
Aristocrat Leisure, Ltd.	1,888	21,900
ASX, Ltd.	582	22,043
Aurizon Holdings, Ltd.	9,014	34,283
Australia & New Zealand Banking Group, Ltd.	4,054	90,143
BHP Billiton PLC	4,202	75,994
BHP Billiton, Ltd.	8,266	167,170
Brambles, Ltd.	2,790	22,049
Caltex Australia, Ltd.	882	19,150
CIMIC Group, Ltd.	352	9,166
Coca-Cola Amatil, Ltd.	2,760	20,429
Cochlear, Ltd.	140	13,303
Commonwealth Bank of Australia	2,352	145,806
Crown Resorts, Ltd.	1,040	9,000
CSL, Ltd.	882	75,193
Dexus Property Group	1,520	10,362
Domino's Pizza Enterprises, Ltd.	150	6,770
Fortescue Metals Group, Ltd.	8,214	41,529
Goodman Group	2,928	15,382
Insurance Australia Group, Ltd.	7,104	31,118
LendLease Group	2,552	27,297
Macquarie Group, Ltd.	260	16,698
Medibank Pvt., Ltd.	9,890	20,272
Mirvac Group	6,264	9,653
National Australia Bank, Ltd.	3,624	83,443
Newcrest Mining, Ltd.	1,498	24,484
Oil Search, Ltd.	4,970	25,920
Origin Energy, Ltd.	6,964	37,483
Qantas Airways, Ltd.	6,168	15,967
QBE Insurance Group, Ltd.	2,722	25,830
Ramsay Health Care, Ltd.	250	12,678
REA Group, Ltd.	172	6,863
Santos, Ltd.	3,908	11,867
Scentre Group	3,378	11,283
Sonic Healthcare, Ltd.	1,080	17,070
South32, Ltd.	20,090	41,941
Stockland	4,958	16,373
Suncorp Group, Ltd.	2,500	24,729
Sydney Airport	4,330	19,230
Telstra Corp., Ltd.	21,926	83,226
The GPT Group	3,198	11,362
TPG Telecom, Ltd.	806	3,959
Transurban Group	1,580	12,234
Treasury Wine Estates, Ltd.	1,210	10,683
Vicinity Centres	4,728	10,265
Wesfarmers, Ltd.	1,550	47,373

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Developed International ETF

	Shares	Value
Australia (continued)
Westfield Corp. (I)	1,660	$11,077
Westpac Banking Corp.	5,334	128,403
Woodside Petroleum, Ltd.	1,412	33,830
Woolworths, Ltd.	2,020	37,724
Austria 0.2%		42,344
ANDRITZ AG	140	7,560
Erste Group Bank AG (I)	390	11,860
OMV AG	272	9,514
Raiffeisen Bank International AG (I)	188	4,175
voestalpine AG	218	9,235
Belgium 1.2%		311,148
Ageas	1,152	49,276
Anheuser-Busch InBev SA	962	99,961
Colruyt SA	500	24,467
KBC Groep NV	550	35,675
Proximus SADP	700	20,096
Solvay SA	282	33,020
Telenet Group Holding NV (I)	70	3,754
UCB SA	400	27,545
Umicore SA	310	17,354
Chile 0.1%		17,754
Antofagasta PLC	1,690	17,754
Denmark 1.6%		417,745
A.P. Moeller - Maersk A/S, Series A	10	15,955
A.P. Moeller - Maersk A/S, Series B	10	16,696
Carlsberg A/S, Class B	430	38,865
Chr. Hansen Holding A/S	692	42,233
Coloplast A/S, Class B	102	7,304
Danske Bank A/S	930	30,987
DONG Energy A/S (I)(S)	70	2,652
DSV A/S	732	35,569
Genmab A/S (I)	70	13,508
H Lundbeck A/S (I)	212	9,094
Novo Nordisk A/S, Class B	2,412	86,711
Novozymes A/S, B Shares	1,520	59,260
Pandora A/S	220	28,819
Vestas Wind Systems A/S	430	30,092
Finland 1.2%		301,674
Elisa OYJ	570	19,238
Fortum OYJ	808	12,915
Kone OYJ, Class B	650	29,433
Neste OYJ	230	8,019
Nokia OYJ	3,498	15,688
Nokian Renkaat OYJ	440	16,510
Orion OYJ, Class A	70	3,244
Orion OYJ, Class B	390	18,174
Sampo OYJ, A Shares	782	36,255
Stora Enso OYJ, R Shares	5,344	60,756
UPM-Kymmene OYJ	1,620	36,765
Wartsila OYJ ABP	890	44,677

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Developed International ETF

	Shares	Value
France 9.0%		$2,305,577
Air Liquide SA	752	81,269
Airbus SE	750	50,869
AXA SA	3,464	85,053
BNP Paribas SA	1,642	105,015
Bouygues SA	2,102	76,452
Capgemini SA	430	35,025
Carrefour SA	2,754	67,427
Christian Dior SE	90	19,331
Cie de Saint-Gobain	2,052	100,901
Cie Generale des Etablissements Michelin	1,022	109,763
Credit Agricole SA	2,354	31,202
Danone SA	780	48,882
Dassault Systemes SA	500	38,732
Electricite de France SA	790	7,786
Engie SA	4,002	47,856
Essilor International SA	400	46,859
Hermes International	22	9,568
Iliad SA	110	23,532
Kering	200	47,594
Klepierre	400	15,195
L'Oreal SA	260	47,303
Legrand SA	1,170	68,000
LVMH Moet Hennessy Louis Vuitton SE	460	92,763
Natixis SA	4,150	24,600
Orange SA	8,106	125,489
Pernod Ricard SA	130	15,222
Peugeot SA (I)	2,380	44,240
Publicis Groupe SA	722	49,594
Renault SA	1,010	91,010
Safran SA	660	44,722
Sanofi	992	79,857
Schneider Electric SE	670	47,948
SFR Group SA (I)	160	4,644
Societe Generale SA	1,480	72,382
Sodexo SA	430	47,562
Thales SA	400	37,513
TOTAL SA	3,539	178,456
Unibail-Rodamco SE	170	39,123
Valeo SA	530	32,373
Vinci SA	992	69,576
Vivendi SA	2,452	44,889
Germany 9.1%		2,326,245
adidas AG	160	25,185
Allianz SE	730	123,701
BASF SE	2,682	258,309
Bayer AG	1,290	142,617
Bayerische Motoren Werke AG	1,162	105,698
Beiersdorf AG	372	32,942
Continental AG	210	41,009
Covestro AG (S)	180	13,518
Daimler AG	2,932	219,743
Deutsche Bank AG (I)	1,670	33,190

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Developed International ETF

	Shares	Value
Germany (continued)
Deutsche Boerse AG	202	$17,968
Deutsche Post AG	1,252	41,883
Deutsche Telekom AG	8,258	144,219
Deutsche Wohnen AG	2,202	71,724
E.ON SE	14,464	111,029
Evonik Industries AG	1,092	35,380
Fresenius Medical Care AG & Company KGaA	700	56,956
Fresenius SE & Company KGaA	780	61,476
GEA Group AG	200	8,265
Hannover Rueck SE	242	26,584
HeidelbergCement AG	650	62,617
Henkel AG & Company, KGaA	90	9,477
Infineon Technologies AG	3,522	64,668
Linde AG	932	151,535
MAN SE	110	11,406
Merck KGaA	522	57,343
Muenchener Rueckversicherungs-Gesellschaft AG	530	99,548
SAP SE	740	67,680
Siemens AG	590	74,123
Telefonica Deutschland Holding AG	2,470	10,304
thyssenkrupp AG	1,932	48,753
TUI AG	1,568	22,923
Volkswagen AG	110	17,552
Vonovia SE	1,740	56,920
Hong Kong 3.6%		923,391
AIA Group, Ltd.	16,312	101,538
Bank of East Asia, Ltd.	12,958	55,527
BOC Hong Kong Holdings, Ltd.	12,296	49,442
Cathay Pacific Airways, Ltd.	15,470	21,014
Cheung Kong Infrastructure Holdings, Ltd.	660	5,320
Cheung Kong Property Holdings, Ltd.	2,962	19,621
Chow Tai Fook Jewellery Group Ltd.	8,214	7,008
CK Hutchison Holdings, Ltd.	3,100	37,335
CLP Holdings, Ltd.	3,512	34,331
Dairy Farm International Holdings, Ltd.	1,200	10,056
Galaxy Entertainment Group, Ltd.	9,186	43,980
Hang Lung Properties, Ltd.	9,522	23,562
Hang Seng Bank, Ltd.	900	18,431
Henderson Land Development Company, Ltd.	1,938	10,752
HK Electric Investments & HK Electric Investments, Ltd. (S)	20,348	16,993
HKT Trust and HKT, Ltd.	17,140	23,989
Hong Kong & China Gas Company, Ltd.	9,398	17,756
Hong Kong Exchanges & Clearing, Ltd.	2,232	54,280
Hongkong Land Holdings, Ltd.	5,400	36,450
Link REIT	2,142	14,672
MTR Corp., Ltd.	2,848	14,535
New World Development Company, Ltd.	38,540	44,702
NWS Holdings, Ltd.	4,562	8,219
Power Assets Holdings, Ltd.	1,960	18,831
Sino Land Company, Ltd.	18,946	31,498
Sun Hung Kai Properties, Ltd.	2,430	33,635
Swire Pacific, Ltd., Class A	2,190	22,339

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Developed International ETF

	Shares	Value
Hong Kong (continued)
Swire Pacific, Ltd., Class B	4,020	$7,098
Swire Properties, Ltd.	2,066	5,831
Techtronic Industries Company, Ltd.	5,610	19,449
The Wharf Holdings, Ltd.	2,360	17,808
WH Group, Ltd. (S)	43,146	32,918
Wheelock & Company, Ltd.	7,554	46,097
Yue Yuen Industrial Holdings, Ltd.	5,020	18,374
Ireland 1.2%		294,199
Bank of Ireland (I)	88,310	23,668
CRH PLC (I)	1,590	55,407
DCC PLC	140	11,264
Experian PLC	5,256	101,106
Glanbia PLC	580	9,810
James Hardie Industries PLC	648	10,173
Kerry Group PLC	292	20,543
Paddy Power Betfair PLC	100	10,461
Shire PLC	460	25,345
Smurfit Kappa Group PLC	1,002	26,422
Israel 0.5%		139,973
Azrieli Group	90	4,109
Bank Hapoalim BM	2,500	15,098
Bank Leumi Le-Israel, Ltd. (I)	2,100	8,680
Bezeq The Israeli Telecommunication Corp., Ltd.	9,380	16,385
Check Point Software Technologies, Ltd. (I)	130	12,840
Israel Chemicals, Ltd.	1,320	6,062
Mobileye NV (I)	80	3,437
Taro Pharmaceutical Industries, Ltd. (I)	50	5,225
Teva Pharmaceutical Industries, Ltd.	2,080	68,137
Italy 1.6%		398,444
Assicurazioni Generali SpA	1,590	25,328
Atlantia SpA	590	13,422
Banca Mediolanum SpA	750	5,739
Davide Campari-Milano SpA	740	7,421
Enel SpA	9,066	37,858
Eni SpA	3,962	60,843
Ferrari NV	180	11,224
Intesa Sanpaolo SpA	12,102	28,381
Intesa Sanpaolo SpA	1,352	2,981
Italgas SpA (I)	866	3,294
Leonardo-Finmeccanica SpA (I)	1,300	16,747
Luxottica Group SpA	210	11,277
Mediobanca SpA	3,582	30,794
Parmalat SpA	642	2,074
Poste Italiane SpA (S)	1,308	8,220
PRADA SpA	1,766	7,351
Prysmian SpA	492	12,793
Recordati SpA	390	11,089
Snam SpA	4,260	16,205
Telecom Italia SpA (I)	27,434	23,570
Telecom Italia SpA (I)	18,322	13,098
Terna Rete Elettrica Nazionale SpA	4,730	20,743

6SEE NOTES TO FUND'S INVESTMENTS

Multifactor Developed International ETF

	Shares	Value
Italy (continued)
UniCredit SpA	683	$18,571
UnipolSai SpA	4,526	9,421
Japan 25.5%		6,518,882
ABC-Mart, Inc.	200	11,654
Acom Company, Ltd. (I)	1,000	4,326
Aeon Company, Ltd.	3,200	46,362
AEON Financial Service Company, Ltd.	400	7,185
Aisin Seiki Company, Ltd.	600	27,555
Ajinomoto Company, Inc.	400	7,918
Alps Electric Company, Ltd.	400	10,713
ANA Holdings, Inc.	16,000	47,684
Aozora Bank, Ltd.	4,000	14,639
Asahi Glass Company, Ltd.	5,000	37,308
Asahi Group Holdings, Ltd.	400	14,106
Asahi Kasei Corp.	6,000	56,229
Asics Corp.	200	3,910
Astellas Pharma, Inc.	1,600	21,511
Bandai Namco Holdings, Inc.	800	22,101
Bridgestone Corp.	1,800	66,244
Calbee, Inc.	400	13,058
Canon, Inc.	2,000	59,427
Casio Computer Company, Ltd.	400	5,557
Central Japan Railway Company	400	64,917
Chubu Electric Power Company, Inc.	2,000	26,702
Chugai Pharmaceutical Company, Ltd.	200	5,863
Concordia Financial Group, Ltd.	1,400	7,439
Dai Nippon Printing Company, Ltd.	3,000	30,620
Dai-ichi Life Holdings, Inc.	2,000	36,633
Daicel Corp.	800	8,897
Daiichi Sankyo Company, Ltd.	800	17,940
Daikin Industries, Ltd.	400	39,885
Daito Trust Construction Company, Ltd.	200	28,052
Daiwa House Industry Company, Ltd.	400	10,887
Daiwa Securities Group, Inc.	2,000	12,854
Denso Corp.	600	26,121
Dentsu, Inc.	200	9,274
Don Quijote Holdings Company, Ltd.	400	14,550
East Japan Railway Company	1,000	90,873
Eisai Company, Ltd.	200	11,042
Electric Power Development Company, Ltd.	800	18,640
FamilyMart UNY Holdings Company, Ltd.	200	12,720
FANUC Corp.	200	39,378
Fast Retailing Company, Ltd.	200	63,211
Fuji Heavy Industries, Ltd.	1,000	40,329
FUJIFILM Holdings Corp.	800	31,090
Fujitsu, Ltd.	5,000	29,252
Hamamatsu Photonics KK	200	5,801
Hankyu Hanshin Holdings, Inc.	1,600	54,435
Hino Motors, Ltd.	1,200	12,738
Hitachi High-Technologies Corp.	100	4,304
Hitachi Metals, Ltd.	1,400	19,475
Hitachi, Ltd.	14,000	80,537

SEE NOTES TO FUND'S INVESTMENTS7

Multifactor Developed International ETF

	Shares	Value
Japan (continued)
Honda Motor Company, Ltd.	3,000	$90,260
Hoshizaki Corp.	200	16,362
Hoya Corp.	800	34,978
Hulic Company, Ltd.	800	7,831
Iida Group Holdings Company, Ltd.	600	11,272
Inpex Corp.	1,800	17,756
Isetan Mitsukoshi Holdings, Ltd.	1,600	18,818
Isuzu Motors, Ltd.	1,600	21,632
ITOCHU Corp.	3,000	41,466
Japan Airlines Company, Ltd.	600	19,198
Japan Exchange Group, Inc.	1,800	26,942
Japan Post Bank Company, Ltd.	400	4,886
Japan Post Holdings Company, Ltd.	600	7,568
Japan Real Estate Investment Corp.	1	5,703
Japan Retail Fund Investment Corp.	3	6,438
Japan Tobacco, Inc.	1,600	51,734
JFE Holdings, Inc.	1,800	31,691
JGC Corp.	400	6,975
JSR Corp.	400	6,893
JTEKT Corp.	2,000	33,045
JX Holdings, Inc.	7,800	36,902
Kajima Corp.	2,000	13,982
Kansai Paint Company, Ltd.	200	3,898
Kao Corp.	900	44,634
Kawasaki Heavy Industries, Ltd.	7,000	22,074
KDDI Corp.	3,200	86,129
Keikyu Corp.	1,000	11,770
Keio Corp.	1,000	8,243
Keisei Electric Railway Company, Ltd.	200	4,744
Kintetsu Group Holdings Company, Ltd.	9,000	34,697
Kirin Holdings Company, Ltd.	1,600	26,265
Koito Manufacturing Company, Ltd.	400	21,248
Komatsu, Ltd.	2,900	69,399
Konami Holdings Corp.	200	8,030
Konica Minolta, Inc.	4,400	45,808
Kubota Corp.	1,600	25,583
Kuraray Company, Ltd.	2,600	41,388
Kyocera Corp.	600	31,360
Kyowa Hakko Kirin Company, Ltd.	800	10,809
Kyushu Electric Power Company, Inc.	2,200	24,585
Lawson, Inc.	400	29,278
LIXIL Group Corp.	1,200	28,141
M3, Inc.	400	10,766
Makita Corp.	100	6,973
Marubeni Corp.	5,400	32,983
Mazda Motor Corp.	1,200	17,780
MEIJI Holdings Company, Ltd.	200	15,527
Mitsubishi Chemical Holdings Corp.	14,000	98,208
Mitsubishi Corp.	2,400	54,353
Mitsubishi Electric Corp.	3,800	58,110
Mitsubishi Estate Company, Ltd.	1,000	19,209
Mitsubishi Heavy Industries, Ltd.	8,000	36,164

8SEE NOTES TO FUND'S INVESTMENTS

Multifactor Developed International ETF

	Shares	Value
Japan (continued)
Mitsubishi Materials Corp.	600	$20,546
Mitsubishi Motors Corp.	4,400	23,959
Mitsubishi Tanabe Pharma Corp.	200	4,013
Mitsubishi UFJ Financial Group, Inc.	19,200	124,657
Mitsui & Company, Ltd.	3,400	50,030
Mitsui Chemicals, Inc.	2,000	9,451
Mitsui Fudosan Company, Ltd.	1,000	23,242
Mizuho Financial Group, Inc.	32,800	61,273
MS&AD Insurance Group Holdings, Inc.	800	26,969
Murata Manufacturing Company, Ltd.	200	27,102
NEC Corp.	23,000	53,324
Nexon Company, Ltd.	600	9,178
NGK Insulators, Ltd.	600	11,832
NGK Spark Plug Company, Ltd.	400	9,039
Nidec Corp.	200	18,850
Nikon Corp.	1,600	25,938
Nintendo Company, Ltd.	100	20,537
Nippon Building Fund, Inc.	2	11,512
Nippon Express Company, Ltd.	5,000	26,604
Nippon Paint Holdings Company, Ltd.	200	5,863
Nippon Steel & Sumitomo Metal Corp.	2,400	58,340
Nippon Telegraph & Telephone Corp.	4,200	185,759
Nissan Motor Company, Ltd.	8,200	81,508
Nisshin Seifun Group, Inc.	200	3,050
Nissin Food Holdings Company, Ltd.	200	10,589
Nitori Holdings Company, Ltd.	200	22,421
Nitto Denko Corp.	200	15,888
Nomura Holdings, Inc.	5,400	33,746
Nomura Real Estate Master Fund, Inc.	5	7,813
Nomura Research Institute, Ltd.	200	6,858
NSK, Ltd.	3,400	41,498
NTT Data Corp.	200	10,127
NTT DOCOMO, Inc.	2,400	57,700
Obayashi Corp.	2,400	22,939
Obic Company, Ltd.	100	4,815
Odakyu Electric Railway Company, Ltd.	1,200	23,845
Oji Holdings Corp.	4,000	17,766
Olympus Corp.	600	20,759
Omron Corp.	600	24,704
Ono Pharmaceutical Company, Ltd.	400	8,195
Oracle Corp. Japan	200	11,228
Oriental Land Company, Ltd.	400	21,984
ORIX Corp.	4,000	60,653
Osaka Gas Company, Ltd.	13,000	48,813
Otsuka Corp.	200	10,322
Otsuka Holdings Company, Ltd.	400	18,473
Panasonic Corp.	5,400	56,530
Rakuten, Inc.	600	6,009
Recruit Holdings Company, Ltd.	400	17,571
Resona Holdings, Inc.	11,000	59,917
Ricoh Company, Ltd.	3,000	26,889
Rohm Company, Ltd.	400	25,725

SEE NOTES TO FUND'S INVESTMENTS9

Multifactor Developed International ETF

	Shares	Value
Japan (continued)
Santen Pharmaceutical Company, Ltd.	800	$10,063
Secom Company, Ltd.	200	14,508
Seibu Holdings, Inc.	800	13,538
Seiko Epson Corp.	1,200	24,847
Sekisui Chemical Company, Ltd.	4,600	75,349
Sekisui House, Ltd.	1,200	19,491
Seven & i Holdings Company, Ltd.	1,400	56,075
Seven Bank, Ltd.	2,400	6,907
Sharp Corp. (I)	4,000	10,802
Shimadzu Corp.	400	6,783
Shimizu Corp.	1,000	9,229
Shin-Etsu Chemical Company, Ltd.	400	34,633
Shinsei Bank, Ltd.	11,000	19,054
Shionogi & Company, Ltd.	200	9,638
Shiseido Company, Ltd.	200	5,610
SoftBank Group Corp.	1,400	108,207
Sohgo Security Services Company, Ltd.	200	7,542
Sompo Holdings, Inc.	600	21,841
Sony Corp.	1,000	30,406
Sony Financial Holdings, Inc.	600	10,143
Start Today Company, Ltd.	400	7,543
Sumitomo Chemical Company, Ltd.	18,000	96,416
Sumitomo Corp.	2,200	27,672
Sumitomo Dainippon Pharma Company, Ltd.	400	6,765
Sumitomo Electric Industries, Ltd.	1,200	17,562
Sumitomo Metal Mining Company, Ltd.	2,000	27,217
Sumitomo Mitsui Financial Group, Inc.	2,400	94,891
Sumitomo Mitsui Trust Holdings, Inc.	400	15,037
Sundrug Company, Ltd.	100	6,911
Suntory Beverage & Food, Ltd.	200	8,519
Suruga Bank, Ltd.	400	9,167
Suzuki Motor Corp.	800	31,048
Sysmex Corp.	200	12,010
T&D Holdings, Inc.	2,600	38,882
Taisei Corp.	2,000	14,248
Taisho Pharmaceutical Holdings Company, Ltd.	200	16,913
Taiyo Nippon Sanso Corp.	400	4,747
Takeda Pharmaceutical Company, Ltd.	600	25,178
TDK Corp.	600	43,331
Terumo Corp.	200	7,408
The Chiba Bank, Ltd.	4,000	26,329
The Chugoku Electric Power Company, Inc.	2,400	27,075
The Kansai Electric Power Company, Ltd. (I)	2,000	21,399
The Shizuoka Bank, Ltd.	3,000	26,249
Tobu Railway Company, Ltd.	8,000	40,720
Toho Company, Ltd.	200	5,783
Tohoku Electric Power Company, Inc.	4,600	56,226
Tokio Marine Holdings, Inc.	1,400	58,835
Tokyo Electric Power Company, Inc. (I)	9,600	36,925
Tokyo Electron, Ltd.	200	20,804
Tokyo Gas Company, Ltd.	8,000	35,518
Tokyu Corp.	4,000	29,527

10SEE NOTES TO FUND'S INVESTMENTS

Multifactor Developed International ETF

	Shares	Value
Japan (continued)
Toppan Printing Company, Ltd.	3,000	$29,554
Toray Industries, Inc.	1,000	8,684
Toshiba Corp. (I)	11,000	23,676
TOTO, Ltd.	400	16,185
Toyota Industries Corp.	400	19,400
Toyota Motor Corp.	7,900	462,036
Toyota Tsusho Corp.	2,000	55,252
Trend Micro, Inc.	600	23,371
Unicharm Corp.	800	18,050
USS Company, Ltd.	1,000	17,597
West Japan Railway Company	400	26,151
Yahoo Japan Corp.	2,200	9,263
Yakult Honsha Company, Ltd.	100	5,152
Yamada Denki Company, Ltd.	1,600	8,840
Yamaha Corp.	200	6,129
Yamaha Motor Company, Ltd.	1,200	25,093
Yamato Holdings Company, Ltd.	300	6,075
Yamazaki Baking Company, Ltd.	400	8,066
Jersey, Channel Islands 0.1%		27,365
Randgold Resources, Ltd.	322	27,365
Jordan 0.0%		7,619
Hikma Pharmaceuticals PLC	332	7,619
Luxembourg 0.3%		78,364
ArcelorMittal (I)	4,662	36,220
Millicom International Cellular SA	472	23,358
RTL Group SA	162	12,355
Tenaris SA	368	6,431
Macau 0.1%		25,484
Sands China, Ltd.	3,660	16,273
Wynn Macau, Ltd.	5,012	9,211
Mexico 0.0%		10,383
Fresnillo PLC	568	10,383
Netherlands 3.8%		967,102
ABN AMRO Group NV (S)	982	23,082
Akzo Nobel NV	2,114	143,450
Altice NV, Class A (I)	982	21,522
Altice NV, Class B (I)	260	5,726
ASML Holding NV	300	36,441
Heineken Holding NV	390	27,387
Heineken NV	302	22,595
ING Groep NV (I)	5,892	84,369
Koninklijke Ahold Delhaize NV	1,402	29,841
Koninklijke DSM NV	432	27,545
Koninklijke KPN NV	23,366	67,270
Koninklijke Philips NV	1,772	51,964
NN Group NV	890	31,480
NXP Semiconductors NV (I)	460	45,011
Royal Dutch Shell PLC, A Shares	5,876	158,756
Royal Dutch Shell PLC, B Shares	5,076	142,826

SEE NOTES TO FUND'S INVESTMENTS11

Multifactor Developed International ETF

	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	1,252	$47,837
New Zealand 0.2%		37,974
Auckland International Airport, Ltd.	356	1,785
Fisher & Paykel Healthcare Corp., Ltd.	456	2,905
Fletcher Building, Ltd.	2,250	17,322
Meridian Energy, Ltd.	2,452	4,728
Ryman Healthcare, Ltd.	318	2,031
Spark New Zealand, Ltd.	3,576	9,203
Norway 0.6%		142,193
DNB ASA	1,520	25,420
Gjensidige Forsikring ASA	138	2,380
Marine Harvest ASA (I)	268	4,749
Norsk Hydro ASA	1,598	9,126
Orkla ASA	548	5,122
Schibsted ASA, A Shares	350	9,278
Schibsted ASA, B Shares	192	4,795
Statoil ASA	3,040	56,678
Telenor ASA	1,180	18,730
Yara International ASA	140	5,915
Portugal 0.1%		29,935
EDP - Energias de Portugal SA	6,050	17,575
Galp Energia SGPS SA	288	4,239
Jeronimo Martins SGPS SA	480	8,121
Singapore 1.1%		274,104
Ascendas Real Estate Investment Trust	2,200	3,842
CapitaLand Mall Trust	4,200	5,784
CapitaLand, Ltd.	4,800	11,210
City Developments, Ltd.	1,200	7,862
ComfortDelGro Corp., Ltd.	5,400	9,238
DBS Group Holdings, Ltd.	3,000	40,396
Genting Singapore PLC	4,600	3,167
Global Logistic Properties, Ltd.	4,800	8,859
Hutchison Port Holdings Trust	14,000	5,950
Jardine Cycle & Carriage, Ltd.	200	5,870
Keppel Corp., Ltd.	2,800	12,263
Oversea-Chinese Banking Corp., Ltd.	2,800	18,663
Sembcorp Industries, Ltd.	2,000	4,472
Singapore Airlines, Ltd.	1,200	8,433
Singapore Exchange, Ltd.	1,400	7,374
Singapore Press Holdings, Ltd.	3,200	7,836
Singapore Technologies Engineering, Ltd.	3,000	7,027
Singapore Telecommunications, Ltd.	15,200	41,755
StarHub, Ltd.	2,800	5,903
United Overseas Bank, Ltd.	3,400	50,488
Wilmar International, Ltd.	2,800	7,712
South Africa 0.3%		74,907
Mediclinic International PLC	1,870	18,468
Mondi PLC	2,562	56,439

12SEE NOTES TO FUND'S INVESTMENTS

Multifactor Developed International ETF

	Shares	Value
Spain 2.8%		$726,261
Abertis Infraestructuras SA	2,080	29,773
ACS Actividades de Construccion y Servicios SA	400	12,311
Aena SA (S)	140	20,327
Amadeus IT Group SA	810	37,418
Banco Bilbao Vizcaya Argentaria SA	8,126	55,106
Banco Santander SA	24,040	133,771
Bankia SA	3,996	4,211
CaixaBank SA	4,580	16,735
EDP Renovaveis SA	796	5,112
Endesa SA	612	12,596
Ferrovial SA	1,000	18,102
Gas Natural SDG SA	888	17,101
Grifols SA	1,332	28,531
Iberdrola SA	10,435	65,793
Industria de Diseno Textil SA	1,972	65,074
Red Electrica Corp. SA	1,500	26,796
Repsol SA	6,741	99,513
Telefonica SA	8,086	77,991
Sweden 2.8%		715,169
Alfa Laval AB	1,688	31,514
Assa Abloy AB	1,228	23,263
Atlas Copco AB, A Shares	1,020	32,706
Atlas Copco AB, B Shares	592	17,174
Boliden AB	1,542	44,999
Electrolux AB, Series B	1,140	30,321
Fastighets AB Balder, B Shares (I)	212	4,344
Getinge AB, B Shares	860	13,911
Hennes & Mauritz AB, B Shares	1,492	42,670
Hexagon AB, B Shares	160	6,333
Husqvarna AB, B Shares	970	8,123
ICA Gruppen AB	490	16,015
Investment AB Latour, B Shares	40	1,534
Lundin Petroleum AB (I)	440	9,493
Nordea Bank AB	4,382	52,985
Sandvik AB	1,880	25,378
Securitas AB, B Shares	950	15,128
Skandinaviska Enskilda Banken AB, Series A	1,960	22,029
Skandinaviska Enskilda Banken AB, Series C	28	323
Skanska AB, B Shares	670	16,402
SKF AB, B Shares	2,510	50,535
Svenska Cellulosa AB SCA, B Shares	470	14,140
Svenska Handelsbanken AB, A Shares	2,420	36,155
Svenska Handelsbanken AB, B Shares	108	1,615
Swedbank AB, A Shares	1,602	40,519
Swedish Match AB	790	25,720
Tele2 AB, B Shares	2,520	22,241
Telefonaktiebolaget LM Ericsson, B Shares	4,680	27,652
Telia Company AB	4,180	16,961
Volvo AB, A Shares	828	10,580
Volvo AB, B Shares	4,254	54,406

SEE NOTES TO FUND'S INVESTMENTS13

Multifactor Developed International ETF

	Shares	Value
Switzerland 9.1%		$2,335,872
ABB, Ltd. (I)	13,944	331,145
Actelion, Ltd. (I)	332	86,483
Cie Financiere Richemont SA	2,722	211,613
Coca-Cola HBC AG (I)	2,402	54,758
Credit Suisse Group AG (I)	6,806	103,408
Givaudan SA	30	54,095
Glencore PLC (I)	12,968	53,260
LafargeHolcim, Ltd. (I)	1,900	101,875
Nestle SA	3,244	237,727
Novartis AG	3,474	255,110
Roche Holding AG	962	227,190
Roche Holding AG (SIX Swiss Exchange)	80	19,242
Schindler Holding AG, Participation Certificates	142	27,059
Schindler Holding AG, Registered Shares	70	13,197
Swiss Re AG	1,762	164,484
Swisscom AG	130	57,318
UBS Group AG	3,950	63,938
Wolseley PLC	1,040	64,204
Zurich Insurance Group AG (I)	730	209,766
United Kingdom 15.9%		4,055,758
3i Group PLC	2,410	21,224
Admiral Group PLC	760	16,981
Anglo American PLC (I)	4,352	74,354
Ashtead Group PLC	2,182	44,088
Associated British Foods PLC	280	8,405
AstraZeneca PLC	1,812	95,610
Aviva PLC	7,832	46,991
Babcock International Group PLC	2,118	23,795
BAE Systems PLC	10,688	78,259
Barclays PLC	24,528	67,719
Barratt Developments PLC	4,020	24,160
BP PLC	28,806	171,365
British American Tobacco PLC	2,822	173,950
BT Group PLC	9,154	34,993
Bunzl PLC	1,492	39,212
Burberry Group PLC	2,220	45,805
Capita PLC	3,198	20,137
Centrica PLC	26,960	76,079
CNH Industrial NV	4,262	37,769
Coca-Cola European Partners PLC	520	17,955
Compass Group PLC	3,200	56,846
Diageo PLC	4,164	115,435
Direct Line Insurance Group PLC	4,930	22,019
Fiat Chrysler Automobiles NV (I)	5,504	60,077
GKN PLC	12,788	55,248
GlaxoSmithKline PLC	7,088	136,258
Hargreaves Lansdown PLC	1,068	18,180
HSBC Holdings PLC	27,844	236,947
Imperial Brands PLC	1,712	79,122
InterContinental Hotels Group PLC	670	31,020
International Consolidated Airlines Group SA	7,344	44,048
Intertek Group PLC	400	17,070

14SEE NOTES TO FUND'S INVESTMENTS

Multifactor Developed International ETF

	Shares	Value
United Kingdom (continued)
ITV PLC	16,868	$43,122
J Sainsbury PLC	6,230	20,214
Johnson Matthey PLC	1,242	50,799
Kingfisher PLC	12,488	52,821
Land Securities Group PLC	1,470	18,383
Legal & General Group PLC	20,294	59,974
Lloyds Banking Group PLC	87,420	71,412
London Stock Exchange Group PLC	800	31,916
Marks & Spencer Group PLC	13,108	55,328
Merlin Entertainments PLC (S)	1,608	9,652
National Grid PLC	8,386	97,876
Next PLC	712	34,308
Old Mutual PLC	21,924	57,289
Pearson PLC	3,870	30,138
Persimmon PLC	630	15,289
Prudential PLC	2,002	38,587
Reckitt Benckiser Group PLC	1,082	92,620
RELX NV	3,542	59,810
RELX PLC	6,134	109,816
Rio Tinto PLC	2,072	91,003
Rio Tinto, Ltd.	780	39,484
Rolls-Royce Holdings PLC (I)	11,800	99,094
Royal Bank of Scotland Group PLC (I)	4,920	13,729
Royal Mail PLC	3,770	19,522
RSA Insurance Group PLC	2,400	17,317
Schroders PLC	520	19,195
Schroders PLC, Non-Voting Shares	178	4,869
Severn Trent PLC	960	27,417
Sky PLC	2,088	26,295
Smith & Nephew PLC	3,520	52,389
Smiths Group PLC	990	18,695
SSE PLC	2,752	51,554
St. James's Place PLC	1,440	19,403
Standard Chartered PLC (I)	4,142	40,339
Standard Life PLC	9,294	40,422
Taylor Wimpey PLC	11,680	24,555
Tesco PLC (I)	15,246	37,326
The British Land Company PLC	1,718	12,601
The Sage Group PLC	4,494	34,658
Unilever NV	540	21,823
Unilever PLC	2,142	86,976
United Utilities Group PLC	6,344	73,189
Vodafone Group PLC	42,752	104,534
Whitbread PLC	822	40,591
WM Morrison Supermarkets PLC	5,360	15,921
Worldpay Group PLC (S)	3,928	14,129
WPP PLC	2,942	68,253
United States 0.2%		42,761
Carnival PLC	802	42,761

SEE NOTES TO FUND'S INVESTMENTS15

Multifactor Developed International ETF

			Shares	Value
Preferred securities 0.4%				$108,889
(Cost $103,308)
Germany 0.3%				88,531
Bayerische Motoren Werke AG			330	24,732
Henkel AG & Company KGaA			128	15,590
Volkswagen AG			310	48,209
Spain 0.1%				20,358
Grifols SA, Class B			1,190	20,358
Rights 0.0%				$180
(Cost $189)
ACS Actividades de Construccion y Servicios SA (Expiration Date: 2-6-17) (I)(N)			400	180
	Yield (%)		Shares	Value
Short-term investments 0.0%				$7,487
(Cost $7,487)
Money market funds 0.0%				7,487
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	7,487	7,487
Total investments (Cost $24,610,266)† 99.8%				$25,505,686
Other assets and liabilities, net 0.2%				$46,202
Total net assets 100.0%				$25,551,888

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $24,610,266. Net unrealized appreciation aggregated to $895,420, of which $1,114,654 related to appreciated investment securities and $219,234 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-17:

Financials	18.6%
Industrials	16.4%
Consumer discretionary	15.4%
Materials	11.0%
Consumer staples	8.3%
Health care	8.1%
Telecommunication services	5.6%
Utilities	4.6%
Energy	4.3%
Information technology	4.3%
Real estate	3.2%
Short-term investments and other	0.2%
TOTAL	100.0%

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$1,840,503	—	$1,840,503	—
Austria	42,344	—	42,344	—
Belgium	311,148	—	311,148	—
Chile	17,754	—	17,754	—
Denmark	417,745	—	417,745	—
Finland	301,674	—	301,674	—
France	2,305,577	—	2,305,577	—
Germany	2,326,245	—	2,326,245	—
Hong Kong	923,391	$10,056	913,335	—
Ireland	294,199	—	294,199	—
Israel	139,973	21,502	118,471	—
Italy	398,444	—	398,444	—
Japan	6,518,882	—	6,518,882	—
Jersey, Channel Islands	27,365	—	27,365	—
Jordan	7,619	—	7,619	—
Luxembourg	78,364	—	78,364	—
Macau	25,484	—	25,484	—
Mexico	10,383	—	10,383	—
Netherlands	967,102	45,011	922,091	—
New Zealand	37,974	—	37,974	—
Norway	142,193	—	142,193	—

       17

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Portugal	29,935	—	29,935	—
Singapore	274,104	—	274,104	—
South Africa	74,907	—	74,907	—
Spain	726,261	—	726,261	—
Sweden	715,169	—	715,169	—
Switzerland	2,335,872	—	2,335,872	—
United Kingdom	4,055,758	—	4,055,758	—
United States	42,761	—	42,761	—
Preferred securities
Germany	88,531	—	88,531	—
Spain	20,358	20,358	—	—
Rights	180	180	—	—
Short-term investments	7,487	7,487	—	—
Total investments in securities	$25,505,686	$104,594	$25,401,092	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       18

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	890Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Developed International ETF.		3/17

John Hancock

Multifactor Energy ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Energy ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$17,637,349
(Cost $16,203,353)
Energy 97.5%		17,205,161
Energy equipment and services 19.2%
Baker Hughes, Inc.	10,547	665,305
Core Laboratories NV	1,248	145,804
Halliburton Company	7,693	435,193
Helmerich & Payne, Inc.	3,799	270,337
National Oilwell Varco, Inc.	9,678	365,925
RPC, Inc.	1,483	31,914
Schlumberger, Ltd.	11,794	987,276
TechnipFMC PLC (I)	6,029	202,695
Transocean, Ltd. (I)	12,393	173,130
Weatherford International PLC (I)	20,239	105,445
Oil, gas and consumable fuels 78.3%
Anadarko Petroleum Corp.	5,163	358,983
Antero Resources Corp. (I)	7,873	192,180
Apache Corp.	6,463	386,617
Cabot Oil & Gas Corp.	10,221	219,547
Cheniere Energy Partners LP Holdings LLC	650	14,853
Cheniere Energy, Inc. (I)	2,996	142,759
Chevron Corp.	9,759	1,086,665
Cimarex Energy Company	1,421	192,133
Concho Resources, Inc. (I)	2,392	333,540
ConocoPhillips	10,294	501,935
Continental Resources, Inc. (I)	2,460	119,458
Devon Energy Corp.	7,833	356,715
Diamondback Energy, Inc. (I)	1,214	127,676
Energen Corp. (I)	2,954	159,191
EOG Resources, Inc.	5,110	519,074
EQT Corp.	5,960	361,355
Exxon Mobil Corp.	11,261	944,685
Gulfport Energy Corp. (I)	4,013	83,872
Hess Corp.	7,999	433,386
HollyFrontier Corp.	6,289	182,192
Kinder Morgan, Inc.	13,799	308,270
Marathon Oil Corp.	30,324	507,927
Marathon Petroleum Corp.	22,994	1,104,862
Murphy Oil Corp.	4,748	137,265
Newfield Exploration Company (I)	3,092	123,927
Noble Energy, Inc.	12,176	484,118
Occidental Petroleum Corp.	4,616	312,826
Parsley Energy, Inc., Class A (I)	2,882	101,504
Phillips 66	9,774	797,754
Pioneer Natural Resources Company	1,594	287,287
QEP Resources, Inc. (I)	8,046	140,322
Range Resources Corp.	2,871	92,848
Rice Energy, Inc. (I)	2,685	53,244
RSP Permian, Inc. (I)	1,913	81,417
Southwestern Energy Company (I)	9,786	88,172
Spectra Energy Corp.	18,924	788,185
Targa Resources Corp.	1,388	79,977

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Energy ETF

			Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
	Tesoro Corp.		5,097	$412,092
	The Williams Companies, Inc.		9,230	266,193
	Valero Energy Corp.		11,587	761,961
	WPX Energy, Inc. (I)		12,575	175,170
Information technology 0.7%				126,974
Semiconductors and semiconductor equipment 0.7%
	First Solar, Inc. (I)		4,071	126,974
Utilities 1.8%				305,214
Electric utilities 1.8%
	OGE Energy Corp.		9,100	305,214
	Yield (%)		Shares	Value
Short-term investments 0.2%				$35,229
(Cost $35,229)
Money market funds 0.2%				35,229
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	35,229	35,229
Total investments (Cost $16,238,582)† 100.2%				$17,672,578
Other assets and liabilities, net (0.2%)				($27,925)
Total net assets 100.0%				$17,644,653

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $16,238,604. Net unrealized appreciation aggregated to $1,433,974, of which $1,766,336 related to appreciated investment securities and $332,362 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	900Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Energy ETF.		3/17

John Hancock

Multifactor Consumer Staples ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Consumer Staples ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$15,196,907
(Cost $15,724,354)
Consumer staples 100.0%		15,196,907
Beverages 20.0%
Brown-Forman Corp., Class A	1,496	69,983
Brown-Forman Corp., Class B	3,246	148,018
Constellation Brands, Inc., Class A	1,527	228,684
Dr. Pepper Snapple Group, Inc.	3,683	335,890
Molson Coors Brewing Company, Class B	3,183	307,223
Monster Beverage Corp. (I)	3,306	140,836
PepsiCo, Inc.	8,821	915,443
The Coca-Cola Company	21,510	894,171
Food and staples retailing 22.7%
Casey's General Stores, Inc.	973	111,798
Costco Wholesale Corp.	3,126	512,508
CVS Health Corp.	7,679	605,182
Rite Aid Corp. (I)	18,111	101,784
Sprouts Farmers Market, Inc. (I)	2,352	43,912
Sysco Corp.	5,176	271,533
The Kroger Company	11,909	404,424
US Foods Holding Corp. (I)	643	17,490
Wal-Mart Stores, Inc.	11,556	771,247
Walgreens Boots Alliance, Inc.	5,122	419,697
Whole Foods Market, Inc.	6,182	186,820
Food products 29.7%
Archer-Daniels-Midland Company	5,406	239,270
Blue Buffalo Pet Products, Inc. (I)	905	21,946
Bunge, Ltd.	2,760	191,020
Campbell Soup Company	4,127	256,823
Conagra Brands, Inc.	6,110	238,840
Flowers Foods, Inc.	3,584	72,074
General Mills, Inc.	5,897	368,445
Hormel Foods Corp.	5,742	208,435
Ingredion, Inc.	1,577	202,156
Kellogg Company	2,232	162,289
Lamb Weston Holdings, Inc.	2,011	75,131
Lancaster Colony Corp.	414	54,255
McCormick & Company, Inc.	1,966	187,851
Mead Johnson Nutrition Company	2,771	195,245
Mondelez International, Inc., Class A	9,109	403,347
Pilgrim's Pride Corp.	1,379	26,394
Pinnacle Foods, Inc.	2,131	113,348
Post Holdings, Inc. (I)	1,096	91,713
Seaboard Corp. (I)	6	23,100
The Hain Celestial Group, Inc. (I)	1,511	59,775
The Hershey Company	2,600	274,222
The J.M. Smucker Company	2,034	276,319
The Kraft Heinz Company	3,545	316,533
The WhiteWave Foods Company (I)	2,884	158,793
TreeHouse Foods, Inc. (I)	974	73,907
Tyson Foods, Inc., Class A	3,482	218,635

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Consumer Staples ETF

			Shares	Value
Consumer staples (continued)
Household products 13.2%
	Church & Dwight Company, Inc.		2,463	$111,377
	Colgate-Palmolive Company		4,246	274,207
	Kimberly-Clark Corp.		2,667	323,054
	Spectrum Brands Holdings, Inc.		494	65,895
	The Clorox Company		2,268	272,160
	The Procter & Gamble Company		10,903	955,103
Personal products 2.5%
	Coty, Inc., Class A		980	18,816
	Edgewell Personal Care Company (I)		1,182	93,189
	Herbalife, Ltd. (I)		1,170	65,754
	Nu Skin Enterprises, Inc., Class A		743	38,547
	The Estee Lauder Companies, Inc., Class A		2,102	170,703
Tobacco 11.9%
	Altria Group, Inc.		11,750	836,365
	Philip Morris International, Inc.		7,195	691,655
	Reynolds American, Inc.		4,716	283,573
	Yield (%)		Shares	Value
Short-term investments 0.1%				$20,691
(Cost $20,691)
Money market funds 0.1%				20,691
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	20,691	20,691
Total investments (Cost $15,745,045)† 100.1%				$15,217,598
Other assets and liabilities, net (0.1%)				($11,743)
Total net assets 100.0%				$15,205,855

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $15,745,045. Net unrealized depreciation aggregated to $527,447, of which $283,754 related to appreciated investment securities and $811,201 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	920Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Consumer Staples ETF.		3/17

John Hancock

Multifactor Industrials ETF

Quarterly portfolio holdings 1/31/17

Fund's investmentsMultifactor Industrials ETF

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 100.0%		$18,966,663
(Cost $17,238,071)
Consumer discretionary 0.1%		24,063
Auto components 0.1%
Adient PLC (I)	379	24,063
Energy 0.1%		17,659
Oil, gas and consumable fuels 0.1%
World Fuel Services Corp.	397	17,659
Financials 0.0%		5,924
Capital markets 0.0%
Donnelley Financial Solutions, Inc. (I)	246	5,924
Health care 2.5%		467,686
Health care equipment and supplies 0.8%
Danaher Corp.	1,822	152,902
Life sciences tools and services 1.7%
Agilent Technologies, Inc.	2,681	131,289
Mettler-Toledo International, Inc. (I)	278	118,603
PerkinElmer, Inc.	1,220	64,892
Industrials 73.1%		13,873,423
Aerospace and defense 12.7%
B/E Aerospace, Inc.	1,171	71,981
BWX Technologies, Inc.	576	23,898
Curtiss-Wright Corp.	322	31,575
General Dynamics Corp.	981	177,639
HEICO Corp.	159	12,235
HEICO Corp., Class A	315	20,885
Hexcel Corp.	893	45,856
Huntington Ingalls Industries, Inc.	507	98,338
L3 Technologies, Inc.	744	118,065
Lockheed Martin Corp.	836	210,112
Northrop Grumman Corp.	938	214,877
Orbital ATK, Inc.	663	57,648
Raytheon Company	1,593	229,647
Rockwell Collins, Inc.	1,439	130,604
Spirit AeroSystems Holdings, Inc., Class A	1,457	87,493
Teledyne Technologies, Inc. (I)	336	41,284
Textron, Inc.	2,842	134,626
The Boeing Company	1,904	311,152
TransDigm Group, Inc.	411	88,940
United Technologies Corp.	2,782	305,102
Air freight and logistics 3.8%
C.H. Robinson Worldwide, Inc.	1,487	113,101
Expeditors International of Washington, Inc.	1,775	92,442
FedEx Corp.	1,351	255,488
United Parcel Service, Inc., Class B	2,247	245,215
XPO Logistics, Inc. (I)	491	21,967
Airlines 6.6%
Alaska Air Group, Inc.	1,607	150,769
American Airlines Group, Inc.	2,615	115,714

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Industrials ETF

	Shares	Value
Industrials (continued)
Airlines (continued)
Copa Holdings SA, Class A	108	$10,529
Delta Air Lines, Inc.	4,886	230,815
JetBlue Airways Corp. (I)	3,564	69,890
Southwest Airlines Company	6,371	333,267
United Continental Holdings, Inc. (I)	4,956	349,249
Building products 3.1%
Allegion PLC	833	54,703
AO Smith Corp.	1,320	64,350
Fortune Brands Home & Security, Inc.	1,309	72,165
Johnson Controls International PLC	3,814	167,740
Lennox International, Inc.	377	59,117
Masco Corp.	2,319	76,411
Owens Corning	1,187	65,582
USG Corp. (I)	902	27,592
Commercial services and supplies 3.7%
Cintas Corp.	895	103,918
Copart, Inc. (I)	1,259	71,436
Deluxe Corp.	208	15,153
KAR Auction Services, Inc.	1,427	65,000
LSC Communications, Inc.	252	6,607
Republic Services, Inc.	2,892	165,943
Rollins, Inc.	945	33,321
RR Donnelley & Sons Company	672	11,525
Stericycle, Inc. (I)	707	54,538
Waste Management, Inc.	2,400	166,800
Construction and engineering 1.8%
AECOM (I)	1,345	49,671
Chicago Bridge & Iron Company NV	948	31,483
EMCOR Group, Inc.	250	17,423
Fluor Corp.	1,663	92,297
Jacobs Engineering Group, Inc. (I)	1,235	72,309
Quanta Services, Inc. (I)	1,930	69,268
Electrical equipment 4.5%
Acuity Brands, Inc.	335	69,422
AMETEK, Inc.	2,191	111,960
Eaton Corp. PLC	2,443	172,916
Emerson Electric Company	3,380	198,271
Hubbell, Inc.	428	52,250
Rockwell Automation, Inc.	1,324	195,939
Sensata Technologies Holding NV (I)	1,323	55,500
Industrial conglomerates 8.3%
3M Company	1,895	331,284
Carlisle Companies, Inc.	769	83,906
General Electric Company	24,297	721,621
Honeywell International, Inc.	2,191	259,239
Roper Technologies, Inc.	912	174,967
Machinery 16.6%
AGCO Corp.	923	57,964
Allison Transmission Holdings, Inc.	1,556	54,429
Caterpillar, Inc.	2,093	200,216

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Industrials ETF

	Shares	Value
Industrials (continued)
Machinery (continued)
CLARCOR, Inc.	203	$16,810
Colfax Corp. (I)	599	23,361
Crane Company	323	23,269
Cummins, Inc.	1,572	230,953
Deere & Company	1,853	198,364
Donaldson Company, Inc.	1,500	63,375
Dover Corp.	1,870	145,393
Flowserve Corp.	1,533	75,362
Fortive Corp.	1,428	79,032
Graco, Inc.	690	61,817
IDEX Corp.	788	71,046
Illinois Tool Works, Inc.	1,592	202,502
Ingersoll-Rand PLC	2,612	207,262
ITT, Inc.	996	40,707
Lincoln Electric Holdings, Inc.	671	55,941
Nordson Corp.	540	61,306
Oshkosh Corp.	303	21,098
PACCAR, Inc.	4,124	277,586
Parker-Hannifin Corp.	1,433	210,837
Pentair PLC	1,783	104,537
Snap-on, Inc.	600	108,918
Stanley Black & Decker, Inc.	1,581	196,044
The Middleby Corp. (I)	435	58,368
The Toro Company	988	58,223
WABCO Holdings, Inc. (I)	567	61,820
Wabtec Corp.	906	78,496
Woodward, Inc.	386	26,881
Xylem, Inc.	1,728	85,208
Professional services 2.3%
ManpowerGroup, Inc.	858	81,905
Nielsen Holdings PLC	2,759	112,871
Robert Half International, Inc.	1,252	58,919
The Dun & Bradstreet Corp.	377	46,228
TransUnion (I)	391	12,328
Verisk Analytics, Inc. (I)	1,401	115,779
Road and rail 6.4%
AMERCO	79	29,757
CSX Corp.	5,904	273,887
Genesee & Wyoming, Inc., Class A (I)	497	37,454
Hertz Global Holdings, Inc. (I)	1,041	21,830
J.B. Hunt Transport Services, Inc.	978	96,900
Kansas City Southern	1,024	87,972
Norfolk Southern Corp.	1,757	206,377
Old Dominion Freight Line, Inc. (I)	662	58,441
Ryder System, Inc.	806	62,546
Union Pacific Corp.	3,105	330,931
Trading companies and distributors 3.1%
Air Lease Corp.	937	34,088
Fastenal Company	2,667	132,497
HD Supply Holdings, Inc. (I)	1,419	60,024
MSC Industrial Direct Company, Inc., Class A	532	54,344

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Industrials ETF

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals, Inc. (I)	1,059	$133,974
W.W. Grainger, Inc.	590	149,016
Watsco, Inc.	221	33,756
Transportation infrastructure 0.2%
Macquarie Infrastructure Corp.	566	42,444
Information technology 17.1%		3,240,295
Electronic equipment, instruments and components 5.8%
Amphenol Corp., Class A	2,885	194,709
Arrow Electronics, Inc. (I)	1,247	91,679
Avnet, Inc.	1,569	72,864
Cognex Corp.	434	29,321
Flex, Ltd. (I)	7,248	113,576
FLIR Systems, Inc.	1,376	48,614
IPG Photonics Corp. (I)	304	34,957
Jabil Circuit, Inc.	2,524	60,526
Keysight Technologies, Inc. (I)	1,388	51,453
National Instruments Corp.	905	28,435
TE Connectivity, Ltd.	3,792	281,935
Trimble, Inc. (I)	2,121	62,824
Zebra Technologies Corp., Class A (I)	351	29,368
Internet software and services 0.2%
CoStar Group, Inc. (I)	207	41,835
IT services 10.7%
Accenture PLC, Class A	2,033	231,498
Alliance Data Systems Corp.	560	127,893
Automatic Data Processing, Inc.	1,927	194,608
Booz Allen Hamilton Holding Corp.	1,015	34,327
Broadridge Financial Solutions, Inc.	1,325	88,152
Conduent, Inc. (I)	1,912	28,604
CoreLogic, Inc. (I)	679	23,948
Euronet Worldwide, Inc. (I)	365	26,105
Fidelity National Information Services, Inc.	1,983	157,490
First Data Corp., Class A (I)	1,570	24,084
Fiserv, Inc. (I)	2,278	244,726
FleetCor Technologies, Inc. (I)	708	104,423
Genpact, Ltd. (I)	1,755	43,313
Global Payments, Inc.	1,294	100,000
Jack Henry & Associates, Inc.	905	81,251
MAXIMUS, Inc.	522	28,783
Paychex, Inc.	2,882	173,756
PayPal Holdings, Inc. (I)	3,258	129,603
Total System Services, Inc.	1,760	89,197
Vantiv, Inc., Class A (I)	1,396	86,887
WEX, Inc. (I)	125	14,291
Technology hardware, storage and peripherals 0.4%
Xerox Corp.	9,417	65,260
Materials 6.8%		1,281,613
Chemicals 1.1%
AdvanSix, Inc. (I)	82	2,107

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Industrials ETF

			Shares	Value
Materials (continued)
Chemicals (continued)
	The Sherwin-Williams Company		416	$126,385
	The Valspar Corp.		765	84,663
Construction materials 1.7%
	Eagle Materials, Inc.		369	38,590
	Martin Marietta Materials, Inc.		558	128,117
	Vulcan Materials Company		1,188	152,456
Containers and packaging 4.0%
	AptarGroup, Inc.		724	52,830
	Ball Corp.		1,389	105,925
	Bemis Company, Inc.		1,232	60,023
	Berry Plastics Group, Inc. (I)		890	45,417
	Crown Holdings, Inc. (I)		1,284	69,554
	Graphic Packaging Holding Company		3,851	48,176
	Packaging Corp. of America		1,167	107,574
	Sealed Air Corp.		1,748	84,778
	Sonoco Products Company		1,307	71,820
	WestRock Company		1,934	103,198
Utilities 0.3%				56,000
Multi-utilities 0.3%
	MDU Resources Group, Inc.		1,908	56,000
	Yield (%)		Shares	Value
Short-term investments 0.1%				$31,742
(Cost $31,742)
Money market funds 0.1%				31,742
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	31,742	31,742
Total investments (Cost $17,269,813)† 100.1%				$18,998,405
Other assets and liabilities, net (0.1%)				($25,782)
Total net assets 100.0%				$18,972,623

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $17,269,813. Net unrealized appreciation aggregated to $1,728,592, of which $1,951,530 related to appreciated investment securities and $222,938 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	940Q3	01/17
This report is for the information of the shareholders of John Hancock Multifactor Industrials ETF.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017